Dear Shareholder:

The economy continues to grow and inflation remains under control. Despite the age of this expansion, which is now in its sixth year, there are few signs of excesses or rising inflation. Nearly ideal conditions have led to rising corporate earnings and high levels of valuation for stocks in general. Bond prices, on the other hand, have not risen over the past 12 months and have delivered returns that approximate the coupons paid. Going forward, we believe that economic growth will continue at a decelerating pace and that inflation will remain modest. We continue to find values in the stock market, and the past year's gap in performance between the largest companies and their smaller counterparts have led to many interesting opportunities in the smaller- to medium-sized companies represented in the Winthrop Small Company Value Fund. Bond prices should increase over the coming 12 months and we will use significant pull-backs in bonds to lengthen the duration of our bond portfolios.

WINTHROP GROWTH AND INCOME FUND

For the six months ended April 30, 1997, the Winthrop Growth and Income Fund Class A shares returned 12.01%, versus 14.72% for the S&P 500. Financial services and consumer staple stocks continued to lead the way for the Fund. The commitment of five percent of the Fund to bonds increased the quarterly income during this period, but dampened the returns during the first half of the fiscal year. We have been finding increasingly good value in mid-sized companies. One notable example is Hasbro, which is one of two companies that dominate the toy industry, with brands that include G.I. Joe, Nerf, Tonka and Playskool. Hasbro occupies a unique position in board games, possessing such titles as Monopoly, Battleship, Scrabble, Life, Trivial Pursuit and Clue. These games represent a steady source of income, and new electronic versions will allow the company to resell these games in the computer CD-ROM format. Last year's unsuccessful takeover attempt by Mattel has made Hasbro's management more attuned to the need to enhance shareholder value, and it is cutting costs and repurchasing shares to boost earnings growth. Trading at 13 times this year's expected earnings with forecasted growth of 15%, Hasbro should prove to be an attractive investment for the Fund.

WINTHROP SMALL COMPANY VALUE FUND

The Class A shares of the Winthrop Small Company Value Fund returned 5.52% for the six-month period ended April 30, 1997, outperforming the Russell 2000 Index return of 1.60%. The Fund held its value well during the market decline of late January to late April, losing only about 4%, during a period in which the Russell 2000 Index declined over 9%.

The Fund would have performed even better were it not for a large loss realized in our holding of Mercury Finance. In late January, the stock lost over 80% of its value after management divulged that due to accounting irregularities, they needed to restate earnings dramatically lower for the 1993 through 1996 periods. With the fate of Mercury in the hands of its creditors, we liquidated our position. Aside from Mercury, the Fund's financial stocks have contributed strongly to performance this year.

After underperforming the large-cap S&P 500 index by over 13% in the six months ending April 30, small-cap stocks have begun to show some signs of life. The valuation disparity between the two is so great that we expect to see increased acquisition activity as large-cap companies take advantage of their richly valued currency to acquire smaller firms. Two of the Fund's holdings, Fort Howard Paper and Verifone, were sold recently at substantial profit following takeover offers from larger firms.

WINTHROP GROWTH FUND

For the six months ended April 30, 1997, the Winthrop Growth Fund Class A shares returned 13.45%, while the S&P 500 earned 14.72%. Again, technology stocks like Intel and Microsoft and bank stocks like Barnett Banks and BankAmerica boosted the Fund's performance. The favorable performance of stocks like CVS, Exxon and Delta Airlines can be attributed to leadership by strong management teams.

WINTHROP FIXED INCOME FUND

During the first six months of the 1997 fiscal year, Winthrop Fixed Income Fund Class A shares returned 1.21%, versus 1.74% for the Lehman Government Corporate Intermediate Bond Index. It was a transitional period for the fixed-income markets, as long Treasury yields dropped toward 6.40% in the fall before resuming their ascent toward 7.20% in the early spring of 1997.

As rates eventually pushed north of 7% and inflation continued to be a non-event, we explored potential opportunities to lock in attractive real rates of return. Two credits and structures offered handsome risk/reward characteristics, Coca Cola Enterprises 6.70% of 2036 and Xerox 6.25% of 2026; both were selling under par when we bought them. The ability to put both of these bonds at par in 2003 and Xerox again in 2008 entitles us to lock in a gain at the future put dates, representing an attractive defensive feature. If, however, long-term interest rates fall from their 7% levels as we expect, these securities will extend their durations and appreciate in price accordingly, taking on characteristics of longer-term bonds and boosting the Fund's performance.

WINTHROP MUNICIPAL TRUST FUND

During the first six months of the 1997 fiscal year, the Winthrop Municipal Trust Fund Class A returned 1.92%, versus 1.55% for the Lipper Intermediate Municipal Index. The Fund's longer duration relative to the benchmark assisted performance in the early part of the year, while security selection helped performance in the latter half of the period even as we maintained a longer average maturity.

Lower-rated credits performed well over the last six months as investors sacrificed credit quality in their search for higher yield. While the Fund has taken advantage of the relative outperformance of this sector through exposure to names such as NYC General Obligations and NY Dorm Authorities, we have also sold into the credit compression and booked profits accordingly. At this point, we have begun to upgrade credit quality since credit spreads are richer than historical averages and the yield giveup is modest. Also, we have eliminated securities with short calls, which will allow the portfolio to perform better in a declining rate environment. Should interest rates rise, the non-callable securities we added generally are premium securities, which will help temper declines in bond prices.

We thank you for your continued support and wish you a most enjoyable summer.

Sincerely,

[/S/ G. MOFFETT COCHRAN]
G. Moffett Cochran
President                                                              June 1997

FOCUS FUND HIGHLIGHTS (UNAUDITED)
         WINTHROP GROWTH FUND

             PORTFOLIO CHANGES FOR THE SIX MONTHS ENDED APRIL 30, 1997

     MAJOR PURCHASES                                   MAJOR SALES
     Archer-Daniels-Midland Co.(1)                     ALLTEL Corp.(2)
     Bellsouth Corp.(1)                                AON Corp.(2)
     Burlington Northern Santa Fe(1)                   Belo (A.H.) Corp.(2)
     Burlington Resources, Inc.(1)                     Century Telephone Enterprises(2)
     CVS Corp.(1)                                      CPC International, Inc.(2)
     Hollinger International, Inc.(1)                  Dow Chemical Co.(2)
     PennCorp Financial Group(1)                       Federated Department Stores, Inc.(2)
     Praxair, Inc.(1)                                  Kerr-McGee Corp. Cl. A(2)
     Sara Lee Corp.(1)                                 Oracle Systems Corp.(2)
     Western Atlas, Inc.(1)                            Union Pacific Corp.(2)
     (1) New Holdings                                  (2) Deletions

             TEN LARGEST HOLDINGS APRIL 30, 1997

                                                                          PERCENT
                                                             VALUE        OF FUND
                                                          ------------  -----------
MCI Communications Corp. ...............................  $  3,553,250         4.3%
Procter & Gamble Co.....................................     2,929,975         3.6
Exxon Corp..............................................     2,831,250         3.5
Merck & Co..............................................     2,805,500         3.4
BankAmerica Corp........................................     2,758,250         3.4
Federal Home Loan Mortgage Corp.........................     2,575,500         3.1
American International Group, Inc.......................     2,441,500         3.0
Schering-Plough Corp....................................     2,440,000         3.0
Microsoft Corp..........................................     2,430,000         3.0
Barnett Banks, Inc......................................     2,189,600         2.7
                                                          ------------         ---
                                                          $ 26,954,825        33.0%
                                                          ------------         ---
                                                          ------------         ---

             INVESTMENT RESULTS FOR THE PERIODS ENDED APRIL 30, 1997

                                       AVERAGE ANNUAL TOTAL RETURN
                                ------------------------------------------
                                         WINTHROP GROWTH
                                              FUND
                                ---------------------------------
                                    WITHOUT            WITH          S&P
                                     LOAD              LOAD          500
                                ---------------   ---------------   ------
Class A:
   1 year.....................       19.58%            13.90%       25.14%
   5 years....................       12.78             11.68        17.10
  10 years....................        9.97              9.43        14.14
Class B:
  1 year......................       18.74             14.74        25.14
  From inception 2/96.........       17.11             14.61        15.49

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS, BUT THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4.75% FRONT-END SALES LOAD. EFFECTIVE FEBRUARY 28, 1996, THE FUND BEGAN OFFERING CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4% CDSC.

FOCUS FUND HIGHLIGHTS (UNAUDITED)
         WINTHROP GROWTH AND INCOME FUND

             PORTFOLIO CHANGES FOR THE SIX MONTHS ENDED APRIL 30, 1997

     MAJOR PURCHASES                                   MAJOR SALES
     Amerin Corp.(1)                                   Airtouch Communications, Inc. Cl. C,
     Cisco Systems, Inc.(1)                            Cv. Pfd. 4.250%(2)
     Cognizant Corp.(1)                                American Brands, Inc.(2)
     Cox Communications, Inc. Cl. A(1)                 Archer-Daniels-Midland Co.(2)
     Electronic Data Systems Corp.(1)                  Corning, Inc. Mips, Cv. Pfd. 6.00%(2)
     Enron Corp.(1)                                    Dun & Bradstreet Corp.(2)
     Financial Security Assurance Holding(1)           Federal Home Loan Bank 7.460%,
     Hercules, Inc.(1)                                 09/09/04(2)
     Leggett & Platt, Inc.(1)                          Mobil Corp.(2)
     Sun Healthcare Group, Inc.(1)                     Regions Financial Corp.(2)
     (1) New Holdings                                  (2) Deletions

             TEN LARGEST HOLDINGS APRIL 30, 1997

                                                              PERCENT
                                                  VALUE       OF FUND
                                               ------------   -------
     Federal Home Loan Mortgage Corp. .......  $  4,462,500      3.2%
     First Bank Systems, Inc. ...............     4,262,081      3.1
     American International Group............     4,086,300      3.0
     Amoco Corp. ............................     3,345,000      2.4
     Procter & Gamble Co. ...................     3,244,350      2.3
     Loews Corp. ............................     3,215,625      2.3
     Philip Morris Cos., Inc. ...............     2,953,125      2.1
     United Technologies Corp. ..............     2,949,375      2.1
     Union Pacific Resources Group...........     2,753,188      2.0
     Tyco International Ltd. ................     2,720,600      2.0
                                               ------------   -------
                                               $ 33,992,144     24.5%
                                               ------------   -------
                                               ------------   -------

             INVESTMENT RESULTS FOR THE PERIODS ENDED APRIL 30, 1997

                                       AVERAGE ANNUAL TOTAL RETURN
                                ------------------------------------------
                                         WINTHROP GROWTH
                                         AND INCOME FUND
                                ---------------------------------    S&P
                                 WITHOUT LOAD        WITH LOAD       500
                                ---------------   ---------------   ------
Class A:
   1 year.....................       20.57%            14.84%       25.14%
   5 years....................       15.26             14.14        17.10
  10 years....................       11.02             10.48        14.14
Class B:
  1 year......................       19.75             15.75        25.14
  From inception 2/96.........       16.96             14.46        15.49

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS, BUT THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4.75% FRONT-END SALES LOAD. EFFECTIVE FEBRUARY 28, 1996, THE FUND BEGAN OFFERING CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4% CDSC.

FOCUS FUND HIGHLIGHTS (UNAUDITED)
         WINTHROP SMALL COMPANY VALUE FUND

             PORTFOLIO CHANGES FOR THE SIX MONTHS ENDED APRIL 30, 1997

     MAJOR PURCHASES                                   MAJOR SALES
     Fort Howard Corp.(1)                              AGCO Corp.(2)
     Black Box Corp.(1)                                Armor All Products Corp.(2)
     Heilig-Meyers Co.(1)                              Augat, Inc.(2)
     Helmerich & Payne(1)                              Dean Foods Co.(2)
     KN Energy, Inc.(1)                                General Nutrition Cos.(2)
     La-Z-Boy, Inc.(1)                                 Jostens, Inc.(2)
     NAC Re Corp.(1)                                   Loctite Corp.(2)
     Precision Castparts Corp.(1)                      Mercury Finance Co.(2)
     Quorum Health Group, Inc.(1)                      Washington Mutual, Inc.(2)
     Wyle Electronics(1)                               Whittaker Corp.(2)
     (1) New Holdings                                  (2) Deletions

             TEN LARGEST HOLDINGS APRIL 30, 1997

                                                                          PERCENT
                                                             VALUE        OF FUND
                                                          ------------  -----------
Teleflex, Inc...........................................  $  4,937,625         2.1%
First American Corp. of Tennessee.......................     4,755,300         2.1
FirstMerit Corp.........................................     4,702,500         2.0
Hanna (M.A.) Co.........................................     4,456,812         1.9
Carlisle Companies, Inc.................................     4,418,437         1.9
First Commerce Corp.....................................     4,377,712         1.9
Applied Power, Inc. Cl. A...............................     4,318,012         1.9
Lydall, Inc.............................................     4,295,025         1.9
K2, Inc.................................................     4,263,600         1.9
ReliaStar Financial Corp................................     3,811,500         1.7
                                                          ------------         ---
                                                          $ 44,336,523        19.3%
                                                          ------------         ---
                                                          ------------         ---

             INVESTMENT RESULTS FOR THE PERIODS ENDED APRIL 30, 1997

                                       AVERAGE ANNUAL TOTAL RETURN
                                ------------------------------------------
                                WINTHROP SMALL COMPANY VALUE FUND
                                ---------------------------------   RUSSELL
                                 WITHOUT LOAD        WITH LOAD       2000
                                ---------------   ---------------   ------
Class A:
   1 year.....................        8.04%             2.91%        0.05%
   5 years....................       14.24             13.13        13.65
  10 years....................       11.07             10.53         9.75
Class B:
  1 year......................        7.38              3.38         0.05
  From inception 2/96.........        9.06              6.53         6.31

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS, BUT THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4.75% FRONT-END SALES LOAD. EFFECTIVE FEBRUARY 28, 1996, THE FUND BEGAN OFFERING CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4% CDSC.

FOCUS FUND HIGHLIGHTS (UNAUDITED)
         WINTHROP FIXED INCOME FUND

             PORTFOLIO CHANGES FOR THE SIX MONTHS ENDED APRIL 30, 1997

     MAJOR PURCHASES                                   MAJOR SALES
     Associates Corp. N.A.(1)                          Federal National Mortgage Assn.(2)
       6.875%, 11/15/08                                7.600%, 04/14/04
     Coca-Cola Enterprises(1)                          Federal National Mortgage Assn.(2)
       6.700%, 11/15/36                                8.550%, 12/10/04
     Federal National Mortgage Assn.(1)                Santander Financial Issuances(2)
       6.950%, 11/13/06                                7.875%, 04/15/05
     Student Loan Marketing Assn.(1)                   Tennessee Valley Power Authority(2)
       Ser. 1997-1, 5.730%, 10/25/05                   7.450%, 10/15/01
     United States Treasury Notes(1)                   United States Treasury Notes(2)
       6.500%, 05/31/01                                8.000%, 05/15/01
     United States Treasury Notes(1)                   United States Treasury Notes(2)
       7.000%, 07/15/06                                6.500%, 08/15/05
     Xerox Corp.(1)                                    United States Treasury Strips(2)
       6.250%, 11/15/26                                0.000%, 11/15/07
     (1) New Holdings                                  (2) Deletions

             PORTFOLIO CHARACTERISTICS APRIL 30, 1997*

30 DAY YIELD, CLASS A: 5.66%                      AVERAGE YEARS TO MATURITY: 8.7 YEARS
30 DAY YIELD, CLASS B: 5.24%                      AVERAGE COUPON: 7.41%+
AVERAGE RATING: AA                                AVERAGE DURATION: 3.5 YEARS

* Weighted Averages
+ Exclusive of U.S. Treasury Bills and Commercial Paper

             INVESTMENT RESULTS FOR THE PERIODS ENDED APRIL 30, 1997

                                       AVERAGE ANNUAL TOTAL RETURN
                                ------------------------------------------
                                                                    LEHMAN
                                                                    BROS.
                                                                    GOV'T
                                   WINTHROP FIXED INCOME FUND       CORP.
                                                                    INTERMEDIATE
                                ---------------------------------    BOND
                                 WITHOUT LOAD        WITH LOAD      INDEX
                                    -------            -----        ------
Class A:
   1 year.....................        5.48%             0.47%        6.41%
   5 years....................        6.21              5.18         6.76
  10 years....................        7.79              7.27         8.08
Class B:
  1 year......................        4.73              0.73         6.41
  From inception 2/96.........        2.65              0.10         4.67

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS, BUT THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4.75% FRONT-END SALES LOAD. EFFECTIVE FEBRUARY 28, 1996, THE FUND BEGAN OFFERING CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4% CDSC.

FOCUS FUND HIGHLIGHTS (UNAUDITED)
         WINTHROP MUNICIPAL TRUST FUND

             PORTFOLIO CHANGES FOR THE SIX MONTHS ENDED APRIL 30, 1997

     MAJOR PURCHASES                                   MAJOR SALES
     California Department of Water                    Allegheny County, Pennsylvania
     Systems(1)                                        Sanitation Auth. Sewer Rev.(2)
       6.000%, 12/01/07                                5.200%, 12/01/00
     Cook County, Illinois Ser. B(1)                   Chicago, Illinois(2)
       5.750%, 11/15/04                                5.800%, 01/01/08
     Chicago, Illinois Metropolitan Water              Chicago, Illinois Metropolitan Water
     Recl.                                             Reclamation District(2)
       Dist.(1)                                        6.300%, 12/01/09
       7.000%, 01/01/11                                Dallas, Texas(2)
     Grand River Dam Authority, Oklahoma(1)            5.500%, 02/15/08
       6.250%, 06/01/11                                Indiana Highway Transportation Finance
     Lewisville, Texas Independent School              Authority Ser. A(2)
     District(1)                                       5.250%, 06/01/09
       6.000%, 08/15/01                                New York State Urban Development
     Memphis, Tennessee Electric System(1)             Corp.(2)
       6.000%, 01/01/05                                5.300%, 01/01/05
     Philadelphia, Pennsylvania Authority for          Texas Water Development Board
     Ind'l.                                            Revenue(2)
       Dev.(1)                                         5.000%, 07/15/07
       6.000%, 02/15/07                                (2) Deletions
     (1) New Holdings

             PORTFOLIO CHARACTERISTICS APRIL 30, 1997*

30 DAY YIELD, CLASS A: 4.49%                      AVERAGE YEARS TO MATURITY: 8.3 YEARS
30 DAY YIELD, CLASS B: 4.02%                      AVERAGE COUPON: 5.98%
AVERAGE RATING: AA                                AVERAGE DURATION: 6.4 YEARS

* Weighted Averages

             INVESTMENT RESULTS FOR THE PERIODS ENDED APRIL 30, 1997

                                       AVERAGE ANNUAL TOTAL RETURN
                                ------------------------------------------
                                       WINTHROP MUNICIPAL           LIPPER
                                                                    INTERMEDIATE
                                           TRUST FUND               MUNICIPAL
                                ---------------------------------    FUND
                                 WITHOUT LOAD        WITH LOAD      INDEX
                                    -------            -----        ------
Class A:
  1 year......................        5.66%             0.64%        4.89%
  From inception 7/93.........        4.01              2.68         4.56
Class B:
  1 year......................        5.02              1.02         4.89
  From inception 2/96.........        2.56              0.01         2.87

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS, BUT THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4.75% FRONT-END SALES LOAD. EFFECTIVE FEBRUARY 28, 1996, THE FUND BEGAN OFFERING CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4% CDSC.

WINTHROP FOCUS FUNDS--STATEMENT OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
WINTHROP GROWTH FUND

COMMON STOCKS--97.5%

BASIC MATERIALS--4.9%                SHARES      VALUE
                                    ---------  ----------

CHEMICALS-3.4%
Morton International, Inc.........     22,000  $  921,250
  Specialty chemicals, salt,
  airbags
Praxair, Inc......................     35,600   1,837,850
                                               ----------
  Industrial gases/special
  coatings
                                                2,759,100
                                               ----------

METALS & MINING-0.4%
Nucor Corp........................      7,500     373,125
                                               ----------
  Manufacturer of steel & steel
  products

PAPER-1.1%
Mead Corp.........................     16,000     898,000
                                               ----------
  Manufacturer of paper, lumber &
  wood products
                                                4,030,225
                                               ----------

CAPITAL GOODS--9.1%

AEROSPACE & DEFENSE-3.0%
General Dynamics Corp.............     18,500   1,318,125
  Builds & designs nuclear
  submarines
Raytheon Co.......................     26,000   1,134,250
                                               ----------
  Defense & commercial
  electronics:
  construction
                                                2,452,375
                                               ----------

BUILDING & CONSTRUCTION-2.0%
Tyco International Ltd............     27,000   1,647,000
                                               ----------
  Fire protection systems: cable:
  solar

ELECTRICAL EQUIPMENT-1.3%
Emerson Electric Co...............     20,400   1,035,300
                                               ----------
  Manufacturer of
  electric/electronic
  products

ENVIRONMENTAL CONTROL-0.4%
United Waste Systems, Inc.*.......      9,400     317,250
                                               ----------
  Nonhazardous solid waste
  management

MACHINERY-2.4%
Deere & Co........................     42,900   1,973,400
                                               ----------
  Largest manufacturer of farm
  equipment: construction
  machinery
                                                7,425,325
                                               ----------

CONSUMER CYCLICAL--8.7%

AUTO & TRUCKS-1.3%
General Motors Corp...............     19,000   1,099,625
                                               ----------
  Largest manufacturer of
  automotive
  products

AUTO RELATED-0.7%
Lear Seating Corp.*...............     15,000     536,250
                                               ----------
  Automobile and light truck
  seating
  systems

LEISURE RELATED-2.8%
Disney (Walt) Co..................     25,300   2,074,600
  Diversified international
  entertainment company
Hasbro, Inc.......................      7,500     187,500
                                               ----------
  Manufacturer of toys & games
                                                2,262,100
                                               ----------

                                     SHARES      VALUE
                                    ---------  ----------

PHOTO & OPTICAL-0.6%
Eastman Kodak Co..................      6,200  $  517,700
                                               ----------
  Photograph apparatus, chemicals

PRINTING & PUBLISHING-0.9%
Hollinger International, Inc......     70,000     700,000
                                               ----------
  Newspaper publishing

RETAIL-GENERAL-2.4%
CVS Corp..........................     24,600   1,220,775
  Retail: health stores, drugs
Sears Roebuck & Co................     41,000   1,968,000
                                               ----------
  Large retailer of general
  merchandise
                                                3,188,775
                                               ----------
                                                8,304,450
                                               ----------

CONSUMER STAPLES--26.1%

BEVERAGE & TOBACCO-6.2%
Anheuser-Busch Cos., Inc..........     39,600   1,697,850
  Largest U.S. brewer: baking
PepsiCo, Inc......................     55,000   1,918,125
  Provides soft drinks/food
  services
Philip Morris Cos., Inc...........     37,500   1,476,562
                                               ----------
  Tobacco, brewing, soft drinks
                                                5,092,537
                                               ----------

DRUGS-7.3%
American Home Products Corp.......     10,600     702,250
  Drugs, food, household/ware
Merck & Co., Inc..................     31,000   2,805,500
  Human & animal pharmaceuticals
Schering-Plough Corp..............     30,500   2,440,000
                                               ----------
  Pharmaceutical/consumer products
                                                5,947,750
                                               ----------

HOSPITAL SUPPLIES & SERVICES-2.4%
Columbia/HCA Healthcare Corp......     36,800   1,288,000
  Healthcare facilities/services
Health Management Associates, Inc.
  Cl. A*..........................     26,400     706,200
                                               ----------
  Operates acute care hospitals
                                                1,994,200
                                               ----------

RETAIL-FOOD-4.4%
Archer-Daniels-Midland Co.........     60,000   1,102,500
  Process soybeans: flour mills
Safeway, Inc.*....................     12,000     535,500
  Food supermarket chain
Sara Lee Corp.*...................     47,000   1,974,000
                                               ----------
  Processed foods: consumer
  products
                                                3,612,000
                                               ----------

SOAPS & TOILETRIES-5.8%
Colgate-Palmolive Co..............      5,100     566,100
  Household and personal care
Procter & Gamble Co...............     23,300   2,929,975
                                               ----------
  Household, personal care, food
  products
                                                3,496,075
                                               ----------
                                               20,142,562
                                               ----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP GROWTH FUND

                                     SHARES      VALUE
                                    ---------  ----------
ENERGY--9.0%

OIL-DOMESTIC-4.0%
Burlington Resources, Inc.........     25,000  $1,059,375
  Oil & gas exploration,
  development
Texaco, Inc.......................     15,000   1,582,500
  Explore, produce, transport,
  refine
  and market crude oil, natural
  gas,
  etc.
Western Atlas, Inc.*..............     11,000     682,000
                                               ----------
  Oilfield information service/
  automation systems
                                                3,323,875
                                               ----------

OIL-INTERNATIONAL-5.0%
Exxon Corp........................     50,000   2,831,250
  World's leading oil company
Unocal Corp.......................     32,000   1,220,000
                                               ----------
  Oil & gas exploration,
  development
                                                4,051,250
                                               ----------
                                                7,375,125
                                               ----------
FINANCIAL--19.0%

BANKING-9.7%
BankAmerica Corp..................     23,600   2,758,250
  Diverse financial products &
  services
Barnett Banks, Inc................     44,800   2,189,600
  Commercial banking: Florida,
  Georgia
First Bank Systems, Inc...........     18,000   1,381,500
  Commercial banking: MN and Upper
  Midwest
Wells Fargo & Co..................      5,900   1,573,825
                                               ----------
  Commercial banking: CA
                                                7,903,175
                                               ----------

FINANCIAL SERVICES-5.1%
Capital One Financial Corp........     45,000   1,625,625
  Bank card issuer/services
Federal Home Loan Mortgage
  Corp............................     80,800   2,575,500
                                               ----------
  Provides residential mortgage
  funds
                                                4,201,125
                                               ----------

INSURANCE-4.2%
American International Group,
  Inc.............................     19,000   2,441,500
  International insurance holding
  company
PennCorp Financial Group..........     30,000   1,031,250
                                               ----------
  Accident, sickness, life
  insurance
                                                3,472,750
                                               ----------
                                               15,577,050
                                               ----------
TECHNOLOGY--19.4%

ELECTRONICS-3.1%
First Data Corp...................     18,000     621,000
  Information processing & related
  services
Intel Corp........................      9,000   1,378,125
  Semiconductor memory circuits
Molex, Inc........................     17,500     542,500
                                               ----------
  Terminals, connectors, switches
                                                2,541,625
                                               ----------
                                     SHARES      VALUE
                                    ---------  ----------

OFFICE EQUIPMENT/SERVICE-9.0%
Cisco Systems, Inc.*..............     18,000  $  931,500
  Manufacturer of computer network
  products
Hewlett-Packard Co................     31,000   1,627,500
  Electronic measurement, analysis
  &
  computation instruments
Microsoft Corp....................     20,000   2,430,000
  Software for microcomputers
Peoplesoft, Inc.*.................     15,000     622,500
  Manufacturer human resource
  management software
Pitney Bowes, Inc.................     28,000   1,792,000
                                               ----------
  Postage equipment and related
  mailing equipment
                                                7,403,500
                                               ----------

TELECOMMUNICATIONS-7.3%
Bellsouth Corp....................     31,400   1,397,300
  Telephone service: south/south
  central
  U.S.
Glenayre Technologies, Inc.*......     17,900     176,763
  Manufacturer of
  telecommunications
  equipment
MCI Communications Corp...........     93,200   3,553,250
  Telecommunications network,
  services
Northern Telecom Ltd..............     11,500     835,188
                                               ----------
  Telecommunications equipment
                                                5,962,501
                                               ----------
                                               15,907,626
                                               ----------
TRANSPORT & SERVICE--1.3%

AIRLINES-0.4%
Delta Air Lines, Inc..............      3,600     331,650
                                               ----------
  Domestic & international air
  service

RAILROADS-0.9%
Burlington Northern Santa Fe......      9,000     708,750
                                               ----------
  Railroad Systems operations in
  U.S.
                                                1,040,400
                                               ----------

TOTAL COMMON STOCKS
  (cost $58,411,864)..............             79,802,763
                                               ----------

                                    PRINCIPAL
                                     AMOUNT
                                    ---------
COMMERCIAL PAPER--3.1%
  Ford Motor Credit Corp.
    5.42%, 05/01/97...............  $1,600,000  1,600,000
    5.48%, 05/06/97...............    290,000     289,824
  General Electric Corp.
    5.47%, 05/05/97...............    250,000     249,809
                                               ----------

TOTAL COMMERCIAL PAPER
  (amortized cost $2,139,633).....              2,139,633
                                               ----------
TOTAL INVESTMENTS--100.1%
  (cost $60,551,497)..............             81,942,396
                                               ----------

CASH AND OTHER ASSETS
  NET OF LIABILITIES--(0.1)%......                 24,793
                                               ----------

NET ASSETS--100.0%................             $81,967,189
                                               ----------
                                               ----------

* Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP FOCUS FUNDS--STATEMENT OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
WINTHROP GROWTH AND INCOME FUND

COMMON STOCKS--92.0%

BASIC MATERIALS--7.8%                                           SHARES        VALUE
                                                              -----------  ------------

CHEMICALS-2.6%
DuPont (E.I.) de Nemours & Co...............................       19,800  $  2,101,275
  Large chemical co.: oil & gas
Hercules, Inc...............................................       38,600     1,519,875
                                                                            -----------
  Special chemicals/food products
                                                                              3,621,150
                                                                            -----------

OIL & GAS-5.2%
Amoco Corp..................................................       40,000     3,345,000
  Integrated domestic oil
Enron Corp..................................................       64,100     2,411,762
  Major natural gas pipeline system
San Juan Basin Royalty Trust................................      185,000     1,410,625
                                                                            -----------
  Royalty gas interest in New Mexico
                                                                              7,167,387
                                                                           ------------
                                                                             10,788,537
                                                                           ------------

CAPITAL GOODS/
 CONSTRUCTION--5.2%

AEROSPACE & DEFENSE-5.0%
General Dynamics Corp.......................................       30,600     2,180,250
  Builds & designs nuclear submarines
Raytheon Co.................................................       39,900     1,740,638
  Defense: commercial electronics:
  construction
United Technologies Corp....................................       39,000     2,949,375
                                                                            -----------
  Aerospace, climate control systems
                                                                              6,870,263
                                                                            -----------

BUILDING & CONSTRUCTION-0.2%
RPM, Inc. Ohio..............................................       15,000       251,250
                                                                            -----------
  Protective coatings
                                                                              7,121,513
                                                                            -----------

CONSUMER PRODUCTS
 & SERVICES--29.9%

BEVERAGES & TOBACCO-4.5%
Guinness PLC ADRs...........................................       24,100       997,169
  Distiller, brewer and distributor of
  distilled spirits and malt beverages
Philip Morris Cos., Inc.....................................       75,000     2,953,125
  Tobacco, brewing, soft drinks
RJR Nabisco Holdings Corp...................................       33,000       981,750
  Manufactures tobacco and food
  products
UST, Inc....................................................       50,000     1,306,250
                                                                            -----------
  Snuff, tobacco, wine, spirits
                                                                              6,238,294
                                                                            -----------

CONTAINERS-0.7%
Bemis Co....................................................       24,000       915,000
                                                                            -----------
  Packaging/adhesive products

                                                                SHARES        VALUE
                                                              -----------  ------------

DRUGS-4.2%
Pfizer, Inc.................................................       25,700  $  2,467,200
  Healthcare consumer products,
  special chemicals
Pharmacia & Upjohn, Inc.....................................       48,900     1,448,662
  Int'l pharmaceutical &
  biotechnological group of companies
Schering-Plough Corp........................................       24,100     1,928,000
                                                                            -----------
  Pharmaceutical/consumer products
                                                                              5,843,862
                                                                            -----------

FOODS-1.5%
Heinz (H.J.) Co.............................................       49,700     2,062,550
                                                                            -----------
  Manufactures and markets food
  products

HOSPITAL SUPPLIES & SERVICES-3.1%
Abbott Laboratories.........................................       44,500     2,714,500
  Diversified line of human healthcare
  products & services
Columbia/HCA Healthcare Corp................................       37,000     1,295,000
  Healthcare facilities/services
Sun Healthcare Group, Inc.*.................................       20,000       282,500
                                                                            -----------
  Operates long-term care facilities
                                                                              4,292,000
                                                                            -----------

HOUSEHOLD FURNITURE-1.1%
Leggett & Platt, Inc........................................       44,000     1,529,000
                                                                            -----------
  Manufacture springs, etc. for furniture, bedding

LEISURE-4.5%
Cedar Fair L.P..............................................       55,700     2,214,075
  Owns and operates amusement parks
Disney (Walt) Co............................................       20,739     1,699,302
  Diversified international
  entertainment company
Hasbro, Inc.................................................       92,300     2,307,500
                                                                            -----------
  Manufacturer of toys & games
                                                                              6,220,877
                                                                            -----------

PRINTING & PUBLISHING-1.2%
New York Times Co. Cl. A....................................       40,000     1,730,000
                                                                            -----------
  Publishes newspapers & magazines

RETAIL-FOOD & DRUGS-1.8%
Walgreen Co.................................................       54,800     2,520,800
                                                                            -----------
  Major retail drug chain

RETAIL-GENERAL-3.3%
Federated Department Stores, Inc............................       54,000     1,836,000
  Operates department stores in U.S.
Newell Co...................................................       77,500     2,712,500
                                                                            -----------
  Manufacturer of high volume staple
  consumer products
                                                                              4,548,500
                                                                            -----------

SOAPS & TOILETRIES-4.0%
Gillette Co.................................................       26,800     2,278,000
  Shaving, personal care products
Procter & Gamble Co.........................................       25,800     3,244,350
                                                                            -----------
  Household, personal care, food
  products
                                                                              5,522,350
                                                                           ------------
                                                                             41,423,233
                                                                           ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP GROWTH AND INCOME FUND

                                                                SHARES        VALUE
                                                              -----------  ------------
ENERGY--4.4%

OIL-SUPPLIES & CONSTRUCTION-4.4%
Halliburton Co..............................................       18,000  $  1,271,250
  Oil well services: engineering &
  construction
Union Pacific Resources Group...............................      101,500     2,753,188
  Oil & gas exploration, development,
  production
Western Atlas, Inc.*........................................       34,000     2,108,000
                                                                            -----------
  Oilfield information service/
  automation systems
                                                                              6,132,438
                                                                            -----------

FINANCIAL SERVICES--22.6%

BANKING-9.7%
BankAmerica Corp............................................       21,800     2,547,875
  Diverse financial products & services
First Bank System, Inc......................................       55,532     4,262,081
  Commercial banking: MN and
  Upper Midwest
Household International, Inc.*..............................        4,000       352,000
  Finance & banking services
Mellon Bank Corp............................................       20,000     1,662,500
  Commercial banking: PA
Republic New York Corp......................................       26,100     2,391,413
  Commercial banking: NY &
  worldwide
Wells Fargo & Co............................................        8,500     2,267,375
                                                                            -----------
  Commercial banking: CA
                                                                             13,483,244
                                                                            -----------

INSURANCE-8.4%
Allmerica Financial Corp....................................       34,000     1,224,000
  Insurance and financial services &
  products
Allmerica Property & Casualty Cos., Inc.....................       10,000       316,250
  Property-liability insurance
American International Group, Inc...........................       31,800     4,086,300
  International insurance holding
  company
Amerin Corp.*...............................................       40,000       780,000
  Mortgage insurance
Financial Security Assurance Holding........................       30,000       971,250
  Insure asset-backed securities
Hartford Steam Boiler
  Inspection & Insurance Co.................................       20,000       962,500
  Insurance/engineering services
ITT Hartford Group, Inc.*...................................       26,900     2,004,050
  Insurance provider
Progressive Corp............................................       16,100     1,225,613
                                                                            -----------
  Insurance holding company
                                                                             11,569,963
                                                                            -----------

OTHER-4.5%
Block (H&R), Inc............................................       55,000     1,773,750
  Tax, computer & personal services
Federal Home Loan Mortgage Corp.............................      140,000     4,462,500
                                                                            -----------
  Provides residential mortgage funds
                                                                              6,236,250
                                                                           ------------
                                                                             31,289,457
                                                                           ------------
                                                                SHARES        VALUE
                                                              -----------  ------------

PUBLIC UTILITIES--3.6%

ELECTRIC-0.8%
CIPSCO, Inc.................................................       32,000  $  1,104,000
                                                                            -----------
  Holding co.: central IL public
  service

GAS-1.3%
Consolidated Natural Gas Co.................................       21,000     1,057,875
  Integrated natural gas systems
New Jersey Resources Corp...................................       28,000       808,500
                                                                            -----------
  Supplies gas in New Jersey
                                                                              1,866,375
                                                                            -----------

TELEPHONE-1.5%
GTE Corp....................................................       45,000     2,064,375
                                                                            -----------
  Telephone holding company;
  manufacturing
                                                                              5,034,750
                                                                            -----------

SCIENCE & TECHNOLOGY--8.9%

COMPUTERS-3.8%
Automatic Data Processing...................................       24,800     1,122,200
  Computer services
Cisco Systems, Inc.*........................................       20,000     1,035,000
  Manufacture computer network
  products
Cognizant Corp..............................................       72,400     2,362,050
  Medical/technical industrial
  informational systems
Electronic Data Systems Corp................................       23,700       790,987
                                                                            -----------
  Computer systems/services
                                                                              5,310,237
                                                                            -----------

ELECTRONICS-3.8%
Arrow Electronics, Inc.*....................................       23,500     1,307,187
  Distributes electronic components
General Instruments Corp.*..................................      112,500     2,629,687
  Supplies CATV/communications
  equipment
Motorola, Inc...............................................       22,300     1,276,675
                                                                            -----------
  Semiconductors: communications
  equipment
                                                                              5,213,549
                                                                            -----------

TELECOMMUNICATIONS-1.3%
Cox Communications, Inc. Cl. A*.............................       20,000       390,000
  Cable TV/communications services
NTL, Inc.*..................................................       28,333       552,493
  Telecommunications services
Vodafone Group ADRs.........................................       20,326       899,426
                                                                            -----------
  British cellular operator
                                                                              1,841,919
                                                                           ------------
                                                                             12,365,705
                                                                           ------------

TRANSPORT & SERVICE--3.3%

PROFESSIONAL SERVICE-1.6%
United Healthcare Corp.*....................................       46,000     2,236,750
                                                                            -----------
  Manages health maintenance
  services

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP GROWTH AND INCOME FUND

                                                                SHARES        VALUE
                                                              -----------  ------------
RAILROADS-1.7%
Burlington Northern Santa Fe................................       29,500  $  2,323,125
                                                                            -----------
  Railroad systems operations in U.S.
                                                                              4,559,875
                                                                            -----------

MISCELLANEOUS--6.3%

DIVERSIFIED-4.3%
Loews Corp..................................................       35,000     3,215,625
  Tobacco; hotel; insurance subsidiary
Tyco International Ltd......................................       44,600     2,720,600
                                                                            -----------
  Fire protection systems: cable, solar
                                                                              5,936,225
                                                                            -----------

LIMITED PARTNERSHIP-TIMBER-1.2%
Plum Creek Timber Co. L.P...................................       55,000     1,595,000
                                                                            -----------
  Lumber and wood products

REAL ESTATE INVESTMENT TRUST-0.8%
General Growth Properties, Inc..............................       35,000     1,115,625
                                                                            -----------
  Real estate investment trust
                                                                              8,646,850
                                                                            -----------

TOTAL COMMON STOCKS
  (cost $90,862,411)........................................                127,362,358
                                                                            -----------

CONVERTIBLE
 PREFERRED STOCK--1.8%
Airtouch Communications, Inc. Cl. B
  Cv. Pfd. 6.000%...........................................       40,728     1,135,293
  Wireless communications services
RJR Nabisco Holdings Corp.,
  Cv. Pfd...................................................      230,000     1,351,250
                                                                            -----------
  Manufactures tobacco and food
  products

TOTAL PREFERRED STOCKS
  (cost $2,603,393).........................................                  2,486,543
                                                                            -----------

                                                               PRINCIPAL
                                                                AMOUNT        VALUE
                                                              -----------  ------------

U.S. GOVERNMENT
 AGENCIES--0.8%
  (cost $975,687)...........................................
Federal National Mortgage Assn..............................  $ 1,000,000  $  1,031,170
                                                                            -----------
  7.400%, 07/01/04..........................................

U.S. GOVERNMENT
 OBLIGATIONS--4.4%
United States Treasury Strips
  0.000%, 05/15/11..........................................    1,425,000       539,462
  0.000%, 11/15/11..........................................    3,000,000     1,095,540
  0.000%, 02/15/12..........................................    3,100,000     1,111,040
  0.000%, 11/14/15..........................................    4,000,000     1,162,720
  0.000%, 11/15/18..........................................   10,294,000     2,243,371
                                                                            -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (cost $6,370,784).........................................                  6,152,133
                                                                            -----------

COMMERCIAL PAPER--0.8%
  (amortized cost $1,098,990)...............................
Ford Motor Credit Corp.
  5.5100%, 05/07/97.........................................    1,100,000     1,098,990
                                                                            -----------

TOTAL INVESTMENTS--99.8%
  (cost $101,911,265).......................................                138,131,194
                                                                            -----------

CASH AND OTHER ASSETS
  NET OF LIABILITIES-0.2%...................................                    242,201
                                                                           ------------

NET ASSETS--100.0%..........................................               $138,373,395
                                                                            -----------
                                                                            -----------
* Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP FOCUS FUNDS--STATEMENT OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
Winthrop Small Company Value Fund

COMMON STOCKS--98.0%

BASIC MATERIALS--4.4%               SHARES       VALUE
                                   ---------  -----------

CHEMICALS-3.0%
Furon Co.........................      7,400  $   154,475
  Manufactures non-metallic
  industrial products
Hanna (M.A.) Co..................    213,500    4,456,812
  Special chemicals, polymers
LeaRonal, Inc....................    105,600    2,310,000
                                              -----------
  Electroplating process
                                                6,921,287
                                              -----------

PAPER-1.4%
Caraustar Industries, Inc........     59,400    1,499,850
  Manufactures low-cost recycled
  paperboard
Fort Howard Corp.*...............     50,000    1,721,875
                                              -----------
  Manufactures sanitary tissue
  products
                                                3,221,725
                                              -----------
                                               10,143,012
                                              -----------

CAPITAL GOODS/
 CONSTRUCTION--19.2%

AEROSPACE-2.1%
Teleflex, Inc....................     85,500    4,937,625
                                              -----------
  Aerospace controls; medical
  products

BUILDING & CONSTRUCTION-10.7%
Applied Industrial Technology,
  Inc............................     77,650    2,455,681
  Independent distributor of
  industrial parts & products
Applied Power, Inc. Cl. A........    101,900    4,318,012
  Manufactures hydraulic
  industrial/ construction
  equipment materials
Carlisle Companies, Inc..........    157,100    4,418,437
  Manufactures rubber, plastic,
  metal products
CLARCOR, Inc.....................     73,050    1,616,231
  Manufactures
  filtration/consumer products
Lydall, Inc.*....................    212,100    4,295,025
  Engineered fiber materials
Osmonics, Inc.*..................    174,900    2,754,675
  Reverse osmosis/ultrafiltration
RPM, Inc., Ohio..................    149,750    2,508,313
  Protective coatings
Regal Beloit Corp................     93,000    2,208,750
                                              -----------
  Manufactures tools and power
  transmissions
                                               24,575,124
                                              -----------

ELECTRICAL EQUIPMENT-4.2%
AptarGroup, Inc..................     77,300    3,092,000
  Manufacturer of packaging
  components: pumps, valves
Belden, Inc......................    115,700    3,557,775
  Manufacturer of electrical
  wire, cable
Woodhead Industries, Inc.........    197,800    2,967,000
                                              -----------
  Electrical specialty products
                                                9,616,775
                                              -----------

                                    SHARES       VALUE
                                   ---------  -----------

ENVIRONMENTAL CONTROL-1.4%
Donaldson, Inc...................     90,900  $ 3,113,325
                                              -----------
  Engine air cleaners, mufflers

MACHINERY-0.9%
Core Industries, Inc.............    136,700    2,016,325
                                              -----------
  Manufacturer of specialty
  products
                                               44,259,174
                                              -----------

CONSUMER CYCLICAL--27.1%

APPAREL/TEXTILE-3.0%
Interface, Inc. Cl. A............     60,300    1,349,212
  Manufacturer of carpet/tile
Unifi, Inc.......................     82,500    2,557,500
  Texturizing polyester yarns
Unitog Co........................    152,500    3,088,125
                                              -----------
  Rent/sell industrial uniforms
                                                6,994,837
                                              -----------

AUTO RELATED-5.4%
Amcast Industrial Corp...........    134,700    3,064,425
  Technology-intensive metal
  products
Donnelly Corp. Cl. A.............    113,250    1,684,594
  Manufactures auto glass
  products
Modine Manufacturing Co..........    106,000    2,835,500
  Auto parts: heating,
  air-conditioning
Myers Industries, Inc............    137,295    2,402,663
  Tire service/plastic products
Smith (A.O.) Corp................     72,000    2,502,000
                                              -----------
  Automotive products, electric
  motors, piping systems
                                               12,489,182
                                              -----------

FOOD SERVICE/LODGING-4.4%
Marcus Corp......................    115,650    2,573,213
  Hotels, restaurants, theaters
Rare Hospitality International,
  Inc.*..........................     68,600      797,475
  Operates franchise restaurants
Sbarro, Inc......................    126,800    3,582,100
  Italian fast food restaurant
Universal Foods Corp.............     93,400    3,292,350
                                              -----------
  Specialty products: yeast,
  cheese
                                               10,245,138
                                              -----------

HOUSEHOLD
  FURNITURE/APPLIANCES-4.9%
Chromcraft Revington, Inc.*......    110,800    3,060,850
  Designs/manufactures furniture
Heilig-Meyers Co.................    100,000    1,500,000
  Retail furniture stores
HON Industries, Inc..............     84,600    3,574,350
  Manufacturer of office
  furniture/ home building
  products
La-Z-Boy, Inc....................     38,900    1,269,113
  Manufacturer of reclining
  chairs
Rival Co.........................     82,000    1,117,250
  Small household appliances and
  personal care products
Stanhome, Inc....................     28,100      850,025
                                              -----------
  Consumer products/household
  items
                                               11,371,588
                                              -----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP SMALL COMPANY VALUE FUND

                                    SHARES       VALUE
                                   ---------  -----------
LEISURE RELATED-2.4%
K2, Inc..........................    163,200  $ 4,263,600
  Snow skis, fish tackle,
  industrial products
The Sports Authority, Inc.*......     66,000    1,171,500
                                              -----------
  Sporting goods superstores
                                                5,435,100
                                              -----------
PRINTING & PUBLISHING-4.9%
American Business Products,
  Inc............................    111,600    2,678,400
  Business forms and supplies
Banta Corp.......................    139,250    3,516,062
  Printing/graphic/video services
Lee Enterprises, Inc.............    131,200    3,230,800
  Newspaper publishing: radio, TV
Meredith Corp....................     78,000    1,833,000
                                              -----------
  Publishing, broadcasting, real
  estate & cable TV
                                               11,258,262
                                              -----------

RETAIL-GENERAL-2.1%
Arbor Drugs, Inc.................    150,225    2,760,384
  Operates drugstores in Michigan
Department 56, Inc.*.............    107,800    2,021,250
                                              -----------
  Distributor of collectibles &
  gifts
                                                4,781,634
                                              -----------
                                               62,575,741
                                              -----------

CONSUMER STAPLES--10.8%

DRUGS-2.8%
Bergen Brunswig Corp. Cl. A......     86,700    2,958,637
  Pharmaceutical suppliers
Scherer (R.P.) Corp.*............     42,600    1,959,600
  Manufacturer of drug delivery
  systems
West Co., Inc....................     59,100    1,647,413
                                              -----------
  Pharmaceutical packaging
                                                6,565,650
                                              -----------

FOODS-1.4%
Flowers Industries, Inc..........    129,550    3,157,781
                                              -----------
  Baked, convenience, snack food

HOSPITAL SUPPLIES & SERVICES-4.9%
Beckman Instruments, Inc.........     87,600    3,679,200
  Manufactures laboratory
  instruments
Morrison Health Care, Inc.*......     10,100      150,238
  Health care, food/nutrition
  services
Nellcor Puritan Bennett*.........     90,000    1,530,000
  Electronic patient monitoring
  systems
Quorum Health Group, Inc.*.......     75,000    2,334,375
  Owns, operates acute care
  hospitals
Sierra Health Services*..........     90,600    2,332,950
  Healthcare provider
SpaceLabs Medical, Inc.*.........     59,400    1,247,400
                                              -----------
  Manufactures patient monitoring
  products
                                               11,274,163
                                              -----------
                                    SHARES       VALUE
                                   ---------  -----------

RETAIL-FOOD & DRUGS-1.7%
Hannaford Brothers Co............     69,600  $ 2,218,500
  Distributor: food/supermarkets
Luby's Cafeterias, Inc...........     95,300    1,739,225
                                              -----------
  Cafeteria style restaurants
                                                3,957,725
                                              -----------
                                               24,955,319
                                              -----------

ENERGY--3.7%

OIL-DOMESTIC-2.8%
Helmerich & Payne................     43,000    2,053,250
  Contract driller: oil & gas
  production
KN Energy, Inc...................     55,000    2,048,750
  Natural gas, mineral resources
MAPCO, Inc.......................     51,900    1,537,538
  Coal, gas pipeline: crude oil
Wiser Oil Co.....................     45,000      748,125
                                              -----------
  Exploration and production of
  oil and gas in fifteen states
                                                6,387,663
                                              -----------

OIL-SUPPLIES & CONSTRUCTION-0.9%
Tidewater, Inc...................     54,100    2,170,763
                                              -----------
  Offshore service vessels
                                                8,558,426
                                              -----------

FINANCIAL--15.2%

BANKS-7.3%
First American Corp. of
  Tennessee......................     72,600    4,755,300
  Commercial banking: TN
First Commerce Corp..............    107,100    4,377,712
  Commercial banking: LA, MS
FirstMerit Corp..................    110,000    4,702,500
  Commercial banking: OH
First Virginia Banks, Inc........     58,200    3,011,850
                                              -----------
  Commercial banking: VA
                                               16,847,362
                                              -----------

INSURANCE-7.9%
Hartford Steam Boiler Insp. &
  Ins. Co........................     65,700    3,161,812
  Insurance/engineering
NAC Re Corp......................     63,300    2,452,875
  Holding co.: reinsurance
Old Republic International
  Corp...........................    115,200    3,254,400
  Insurance: life, disability,
  property, casual
Poe & Brown, Inc.................     87,700    2,302,125
  General insurance agency
Protective Life Corp.............     71,100    3,146,175
  Financial service provider
ReliaStar Financial Corp.........     63,000    3,811,500
                                              -----------
  Insurance/financial services
                                               18,128,887
                                              -----------
                                               34,976,249
                                              -----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP SMALL COMPANY VALUE FUND

                                    SHARES       VALUE
                                   ---------  -----------
PUBLIC UTILITIES--1.0%

GAS-1.0%
WICOR, Inc.......................     67,450  $ 2,369,181
                                              -----------
  Utility holding: Wisconsin gas

TECHNOLOGY--8.4%

ELECTRONICS-5.9%
Black Box Corp.*.................     50,000    1,181,250
  Market/provide technical
  service for
  communications/networking
  equipment & systems
DH Technology, Inc.*.............     53,700      738,375
  Manufactures dot matrix
  printheads
Input/Output, Inc.*..............     25,000      350,000
  Manufacturer seismic data
  acquisition systems
Mark IV Industries, Inc..........     68,250    1,586,813
  Power transfer equipment/audio
  transfer equipment
Methode Electronics, Inc. Cl.
  A..............................    241,650    3,413,306
  Electronic component devices
MICROS Systems, Inc.*............     22,900      770,013
  Manufactures point-of-sales
  computer systems
Pioneer Standard Electronics,
  Inc............................    219,450    2,688,263
  Distributor: electronic
  components
VeriFone, Inc.*..................     25,000    1,268,750
  Manufactures transaction
  automation systems
Wyle Electronics*................     50,000    1,693,750
                                              -----------
  Markets hi-tech electronic
  products
                                               13,690,520
                                              -----------

OFFICE EQUIPMENT-2.3%
Hunt Manufacturing Corp..........    158,500    2,932,250
  Manufactures & distributes
  office and art products
Miller (Herman), Inc.............     71,000    2,298,625
                                              -----------
  Manufacturer of office
  furniture
                                                5,230,875
                                              -----------

TELECOMMUNICATIONS-0.2%
Glenayre Technologies, Inc.*.....     55,000      543,125
                                              -----------
  Manufacturer of
  telecommunications equipment
                                               19,464,520
                                              -----------

TRANSPORT & SERVICE--4.2%

PROFESSIONAL SERVICES-2.6%
CDI Corp.*.......................     48,000    1,818,000
  Engineering & technical
  services
Interim Services, Inc.*..........     40,000    1,550,000
  Temporary help services
Jacobs Engineering Group,
  Inc.*..........................    101,650    2,592,075
                                              -----------
  Full service engineering
  organization
                                                5,960,075
                                              -----------
                                    SHARES       VALUE
                                   ---------  -----------

TRUCKING & SHIPPING-1.6%
Werner Enterprises, Inc..........    197,000  $ 3,767,625
                                              -----------
  Motor carrier: general freight
                                                9,727,700
                                              -----------

MISCELLANEOUS--3.8%

DIVERSIFIED-2.9%
Brady (W.H.) Cl. A...............    102,700    2,580,337
  Manufactures adhesives &
  coatings
Precision Castparts Corp.........     25,000    1,337,500
  Castings for aircraft engines
Ruddick Corp.....................    181,500    2,722,500
                                              -----------
  Food supermarkets; thread/yarn
                                                6,640,337
                                              -----------

REAL ESTATE INVESTMENT TRUST-0.9%
Merry Land & Investment Co.,
  Inc............................    110,000    2,255,000
                                              -----------
  Acquisition, development &
  operation of income producing
  properties
                                                8,895,337
                                              -----------

TOTAL COMMON STOCKS
  (cost $178,080,300)............             225,924,659
                                              -----------
                                   PRINCIPAL
                                    AMOUNT
                                   ---------

COMMERCIAL PAPER--1.7%
Ford Motor Credit Corp.
  5.420%, 05/02/97...............  $   190,000       189,971
  5.480%, 05/06/97...............      200,000       199,848
  5.510%, 05/07/97...............    1,800,000     1,798,347
General Electric Capital Corp.
  5.470%, 05/05/97...............    1,700,000     1,698,967
                                                 -----------
TOTAL COMMERCIAL PAPER
  (amortized cost $3,887,133)....                  3,887,133
                                                 -----------

TOTAL INVESTMENTS--99.7%
  (cost $181,967,433)............                229,811,792
                                                 -----------

CASH AND OTHER ASSETS
  NET OF LIABILITIES--0.3%.......                    616,181
                                                ------------

NET ASSETS--100.0%...............               $230,427,973
                                                 -----------
                                                 -----------

* Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP FOCUS FUNDS--STATEMENT OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
WINTHROP FIXED INCOME FUND

U.S. GOVERNMENT             PRINCIPAL
 OBLIGATIONS--50.6%          AMOUNT        VALUE
                           -----------  -----------
United States Treasury
  Notes
  6.125%, 05/15/98.......  $ 1,400,000  $ 1,402,240
  8.250%, 07/15/98.......    7,900,000    8,100,738
  7.500%, 10/31/99.......    4,000,000    4,103,879
  7.750%, 01/31/00.......    2,500,000    2,583,500
  8.500%, 02/15/00.......      500,000      526,350
  7.750%, 02/15/01.......    2,000,000    2,083,820
  6.500%, 05/31/01.......    1,500,000    1,498,830
  7.500%, 11/15/01.......    2,500,000    2,591,850
  5.875%, 02/15/04.......      524,000      501,484
  7.250%, 08/15/04.......    3,250,000    3,356,925
  7.000%, 07/15/06.......    1,250,000    1,270,987
                                         ----------
TOTAL U.S. GOVERNMENT
  OBLIGATIONS
  (cost $27,853,990).....                28,020,603
                                         ----------

U.S. GOVERNMENT
 AGENCIES--25.9%
Federal Home Loan
  Mortgage Corp.
  Pool #90350 7.000%,
  07/01/99...............    1,040,187    1,042,462
  Pool #220016 8.750%,
  10/01/01...............       26,037       26,598
  6.875%, 11/22/06.......      500,000      488,205
  5.000%, 12/15/12.......      705,206      701,507
  Pool #260499 10.000%,
  04/01/16...............       70,895       77,076
  Pool #292065 8.500%,
  04/01/17...............    1,914,620    1,980,435
  Pool #606523 7.086%,
  10/01/19...............      930,327      960,563
Federal National Mortgage
  Assn.
  8.550%, 08/30/99.......      400,000      419,344
  Pool #312088 7.000%,
  06/01/02...............    2,337,130    2,333,477
  Pool #76368 9.250%,
  09/01/03...............      101,339      105,931
  Pool #76378 9.250%,
  09/01/03...............      224,555      234,730
  8.250%, 10/12/04.......      600,000      614,688
  8.400%, 10/25/04.......      650,000      672,061
  6.950%, 11/13/06.......    1,000,000      980,910
  Pool #270674 9.000%,
  09/01/17...............      690,618      723,638
  Pool #224635 9.000%,
  09/01/20...............      229,652      240,632
  Pool #124211 7.389%,
  12/01/21...............    1,126,125    1,152,871
Government National
  Mortgage Assn.
  Pool #93401 9.500%,
  01/15/10...............      312,536      334,804
  Pool #296254 9.500%,
  09/15/20...............       15,514       16,707
Student Loan Marketing
  Assn.
  Ser. 1997-1, 5.730%,
  10/25/05...............    1,200,000    1,200,000
                                         ----------
TOTAL U.S. GOVERNMENT
  AGENCIES
  (cost $14,245,477).....                14,306,639
                                         ----------

CORPORATE                   PRINCIPAL
 BONDS--22.2%                AMOUNT        VALUE
                           -----------  -----------

FOREIGN-4.5%
Santander Financial
  Issuances
  7.250%, 05/30/06.......  $ 2,500,000  $ 2,481,250
                                         ----------

CONSUMER PRODUCTS &
  SERVICES-3.6%
Anheuser Busch Cos.
  7.000%, 09/01/05.......    1,000,000      986,250
Coca-Cola Enterprises
  6.700%, 10/15/36.......    1,000,000      988,750
                                        -----------
                                          1,975,000
                                        -----------

FINANCIAL-8.1%
Associates Corp. N.A.
  6.875%, 11/15/08.......    1,000,000      967,500
First National Bank of
  Boston
  7.375%, 09/15/06.......    1,000,000      998,750
Ford Motor Credit Co.
  7.750%, 11/15/02.......      350,000      362,688
Norwest Financial Corp.
  6.550%, 12/01/06.......      600,000      573,750
Sears Credit Account
  Master Trust
  8.100%, 06/15/04.......    1,500,000    1,557,075
                                        -----------
                                          4,459,763
                                        -----------

INDUSTRIAL-1.7%
DuPont (E.I.) de Nemours
  & Co.
  8.500%, 02/15/03.......      900,000      947,250
                                         ----------

PUBLIC UTILITIES-2.6%
Duke Power Co.
  6.375%, 03/01/08.......    1,550,000    1,445,375
                                         ----------

TECHNOLOGY-1.7%
Xerox Corp.
  6.250%, 11/15/26.......    1,000,000      962,500
                                         ----------

TOTAL CORPORATE BONDS
  (cost $12,228,855).....                12,271,138
                                         ----------

TOTAL INVESTMENTS--98.7%
  (cost $54,328,322).....                54,598,380
                                         ----------

CASH AND OTHER ASSETS
  NET OF
  LIABILITIES--1.3%......                   742,479
                                         ----------

NET ASSETS--100.0%.......               $55,340,859
                                         ----------
                                         ----------

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP FOCUS FUNDS--STATEMENT OF INVESTMENTS APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
WINTHROP MUNICIPAL TRUST FUND

                                                PRINCIPAL
MUNICIPAL BONDS--98.7%                           AMOUNT          VALUE
                                               -----------   -------------
ARIZONA-2.1%
Arizona State University
  Refunding Ser. A 6.500%, 07/01/01..........  $   750,000   $     802,500
                                                               -----------

CALIFORNIA-5.8%
California Department of Water Systems
  6.000%, 12/01/07...........................    1,000,000       1,076,250
California State
  6.500%, 09/01/10...........................    1,000,000       1,108,750
                                                               -----------
                                                                 2,185,000
                                                               -----------

COLORADO-5.6%
Denver, Colorado City & County Airport
  6.750%, 11/15/22...........................    2,000,000       2,087,500
                                                               -----------

FLORIDA-2.8%
Lakeland, Florida Electric & Water Revenue
  5.900%, 10/01/08...........................    1,000,000       1,063,750
                                                               -----------

ILLINOIS-11.9%
Cook County, Illinois Ser. B
  5.750%, 11/15/04...........................    1,215,000       1,283,344
Chicago, Illinois Metropolitan Water
  Reclamation District
  5.750%, 12/01/01...........................    1,000,000       1,038,750
Chicago, Illinois Metropolitan Water
  Reclamation District
  7.000%, 01/01/11...........................    1,000,000       1,147,500
Chicago, Illinois O'Hare International
  Airport 5.500%, 01/01/08...................    1,000,000       1,016,250
                                                               -----------
                                                                 4,485,844
                                                               -----------

INDIANA-2.9%
Indiana University Revenue Student Fee Ser. K
  6.500%, 08/01/05...........................    1,000,000       1,093,750
                                                               -----------

IOWA-2.8%
Iowa Student Loan Liquidation Corp.
  6.800%, 03/01/05...........................    1,000,000       1,068,750
                                                               -----------

LOUISIANA-2.8%
Louisiana Public Facility Authority Revenue
  Student Loan Ser. A
  6.750%, 09/01/06...........................    1,000,000       1,050,000
                                                               -----------

MASSACHUSETTS-5.5%
Massachusetts State Water Resources Ser. B
  5.700%, 11/01/02...........................    1,000,000       1,046,250
Massachusetts State Refunding Ser. B
  5.500%, 11/01/07...........................    1,000,000       1,030,000
                                                               -----------
                                                                 2,076,250
                                                               -----------

MISSISSIPPI-2.7%
Mississippi State Ser. E
  5.300%, 09/01/08...........................    1,000,000       1,012,500
                                                               -----------

MISSOURI-5.4%
Missouri State Health & Education Facility
  5.100%, 05/15/09...........................    1,000,000         977,500
Missouri State Environment Import & Energy
  Resource Authority Pollution Control
  Revenue 5.800%, 09/01/09...................    1,000,000       1,038,750
                                                               -----------
                                                                 2,016,250
                                                               -----------

NEBRASKA-0.3%
Nebraska Higher Education Loan Program
  4.800%, 12/01/16...........................      100,000         100,000
                                                               -----------
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                               -----------   -------------

NEW JERSEY-2.9%
University of Medicine & Dentistry New Jersey
  Ser. E 6.400%, 12/01/07....................  $ 1,000,000   $   1,081,250
                                                               -----------

NEW YORK-5.5%
New York State Dormitory Authority Revenue
  6.500%, 05/15/06...........................    1,000,000       1,068,750
New York City, New York Ser. G 5.750%,
  02/01/08...................................    1,000,000         988,750
                                                               -----------
                                                                 2,057,500
                                                               -----------

NORTH CAROLINA-2.7%
North Carolina State Ser. A
  5.100%, 03/01/05...........................    1,000,000       1,016,250
                                                               -----------

OHIO-2.8%
Ohio State Water Development Authority
  Revenue 5.750%, 06/01/04...................    1,000,000       1,045,000
                                                               -----------

OKLAHOMA-4.3%
Grand River Dam Authority, Oklahoma
  6.250%, 06/01/11...........................    1,500,000       1,627,500
                                                               -----------

PENNSYLVANIA-3.9%
Philadelphia, Pennsylvania Authority for
  Industrial Development
  6.000%, 02/15/07...........................    1,365,000       1,453,725
                                                               -----------

PUERTO RICO-2.7%
Puerto Rico Commonwealth Refunding
  5.100%, 07/01/02...........................    1,000,000       1,006,250
                                                               -----------

TENNESSEE-4.6%
Memphis, Tennessee Electric System
  6.000%, 01/01/05...........................    1,600,000       1,714,000
                                                               -----------

TEXAS-9.7%
Lewisville, Texas Independent School District
  6.000%, 08/15/01...........................    1,350,000       1,420,875
University of Texas, Permanent University
  Funding 4.600%, 07/01/08...................    1,200,000       1,137,000
Texas State Refunding Ser. A
  6.000%, 10/01/08...........................    1,000,000       1,072,500
                                                               -----------
                                                                 3,630,375
                                                               -----------

VIRGINIA-2.7%
Arlington County, Virginia
  5.250%, 08/01/98...........................    1,000,000       1,017,500
                                                               -----------

WASHINGTON-5.4%
Washington Public Power Supply Ser. 1B
  7.100%, 07/01/00...........................    1,000,000       1,061,250
Washington State Public Power Supply
  5.500%, 07/01/10...........................    1,000,000         985,000
                                                               -----------
                                                                 2,046,250
                                                               -----------
TOTAL INVESTMENTS--97.8%
  (cost $36,602,273).........................                   36,737,694
                                                               -----------

CASH AND OTHER ASSETS
  NET OF LIABILITIES--2.2%...................                      820,223
                                                               -----------

NET ASSETS--100.0%...........................                $  37,557,917
                                                               -----------
                                                               -----------

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP FOCUS FUNDS--STATEMENT OF ASSETS AND LIABILITIES APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               SMALL          FIXED
                                                              GROWTH AND      COMPANY         INCOME       MUNICIPAL
                                              GROWTH FUND    INCOME FUND     VALUE FUND        FUND        TRUST FUND
                                              ------------   ------------   ------------   ------------   ------------
ASSETS:
    Investments in securities, at value
       (cost $60,551,497, $101,911,265,
       $181,967,433, $54,328,322, and
       $36,602,273, respectively)...........  $81,942,396    $138,131,194   $229,811,792   $ 54,598,380   $ 36,737,694
    Cash....................................           --           1,911         60,850             --             --
    Receivable for investment securities
      sold..................................           --         399,599        910,571             --        229,788
    Receivable for capital stock sold.......      222,053         564,664        211,565            952             --
    Dividends and interest receivable.......       76,503         277,912        138,309      1,053,871        689,650
    Reimbursement due from advisor..........           --              --             --         43,638         36,613
    Deferred organization costs (Note A)....           --              --             --             --         26,344
                                              ------------   ------------   ------------   ------------   ------------
        Total assets........................   82,240,952     139,375,280    231,133,087     55,696,841     37,720,089
                                              ------------   ------------   ------------   ------------   ------------
LIABILITIES:
    Payable to investment advisor...........       48,000          70,088        148,031             --             --
    Payable for investment securities
      purchased.............................           --         674,275        140,712             --             --
    Payable for capital stock redeemed......       26,196          60,576         83,051         47,432          5,706
    Dividend payable........................           --              --             --         77,685         39,400
    Accrued expenses and other
      liabilities...........................      199,567         196,946        333,320        230,865        117,066
                                              ------------   ------------   ------------   ------------   ------------
        Total liabilities...................      273,763       1,001,885        705,114        355,982        162,172
                                              ------------   ------------   ------------   ------------   ------------
NET ASSETS..................................  $81,967,189    $138,373,395   $230,427,973   $ 55,340,859   $ 37,557,917
                                              ------------   ------------   ------------   ------------   ------------
                                              ------------   ------------   ------------   ------------   ------------
NET ASSETS CONSIST OF:
    Capital paid-in.........................  $58,205,341    $ 99,124,363   $192,107,793   $ 56,199,748   $ 37,874,997
    Undistributed net investment income.....       30,799         334,917        295,818             --             --
    Accumulated net realized gain (loss) on
      investments...........................    2,340,150       2,694,186     (9,819,997)    (1,128,947)      (452,501)
    Net unrealized appreciation on
      investments...........................   21,390,899      36,219,929     47,844,359        270,058        135,421
                                              ------------   ------------   ------------   ------------   ------------
                                              $81,967,189    $138,373,395   $230,427,973   $ 55,340,859   $ 37,557,917
                                              ------------   ------------   ------------   ------------   ------------
                                              ------------   ------------   ------------   ------------   ------------
CLASS A SHARES:
    Net assets..............................  $75,801,825    $125,947,385   $220,863,716   $ 52,792,999   $ 36,990,977
                                              ------------   ------------   ------------   ------------   ------------
                                              ------------   ------------   ------------   ------------   ------------
    Shares outstanding......................    5,806,129       7,253,634     11,882,619      5,334,359      3,710,091
                                              ------------   ------------   ------------   ------------   ------------
                                              ------------   ------------   ------------   ------------   ------------
    Net asset value and redemption value per
      share.................................       $13.06          $17.36         $18.59          $9.90          $9.97
                                                   ------           -----          -----          -----          -----
                                                   ------           -----          -----          -----          -----
    Maximum offering price per share (net
      asset value plus sales charge of 4.75%
      of offering price)....................       $13.71          $18.23         $19.52         $10.39         $10.47
                                                   ------           -----          -----          -----          -----
                                                   ------           -----          -----          -----          -----
CLASS B SHARES:
    Net assets..............................  $ 6,165,364    $ 12,426,010   $  9,564,257   $  2,547,860   $    566,940
                                              ------------   ------------   ------------   ------------   ------------
                                              ------------   ------------   ------------   ------------   ------------
    Shares outstanding......................      475,383         717,268        517,516        257,445         56,893
                                              ------------   ------------   ------------   ------------   ------------
                                              ------------   ------------   ------------   ------------   ------------
    Net asset value and offering price per
      share.................................       $12.97          $17.32         $18.48          $9.90          $9.97
                                                   ------           -----          -----          -----          -----
                                                   ------           -----          -----          -----          -----

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP FOCUS FUNDS--STATEMENT OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                SMALL          FIXED
                                                               GROWTH AND      COMPANY         INCOME       MUNICIPAL
                                               GROWTH FUND    INCOME FUND     VALUE FUND        FUND        TRUST FUND
                                               ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
    Dividends................................  $   576,484    $ 1,427,712    $  1,962,517   $         --   $        --
    Interest.................................       52,158        309,380          61,651      1,954,701       983,544
                                               ------------   ------------   ------------   ------------   ------------
        Total investment income..............      628,642      1,737,092       2,024,168      1,954,701       983,544
                                               ------------   ------------   ------------   ------------   ------------
EXPENSES:
    Investment advisory fees (Note B)........      289,499        418,640         925,324        177,665       119,228
    Distribution fees--Class A (Note B)......      108,879        181,406         342,791         82,217        56,432
    Distribution fees--Class B (Note B)......       23,068         46,811          40,632         10,208         2,660
    Legal fees...............................        7,000          9,000          22,000          5,000         4,000
    Transfer agent fees......................       54,000         73,700         146,600         35,200        33,900
    Custodian fees...........................       36,700         47,800          72,500         34,600        26,300
    Auditing fees............................        6,000          8,000          18,000          5,000         4,000
    Printing fees............................        8,000         10,000          23,000          7,000         6,000
    Trustees' fees...........................        4,000          6,000          11,000          4,000         4,000
    Registration fees........................       11,000         13,800          26,000         10,000        10,000
    Miscellaneous............................        9,050         12,700          42,900          8,324         6,241
    Amortization of organization costs (Note
      A).....................................           --             --              --             --        10,505
                                               ------------   ------------   ------------   ------------   ------------
        Total expenses.......................      557,196        827,857       1,670,747        379,214       283,266
        Less expenses reimbursed by
          investment advisor.................           --             --              --        (87,804)     (186,022)
                                               ------------   ------------   ------------   ------------   ------------
        Net expenses.........................      557,196        827,857       1,670,747        291,410        97,244
                                               ------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME........................       71,446        909,235         353,421      1,663,291       886,300
                                               ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS--NOTE C:
    Net realized gain (loss) on
      investments............................    2,352,212      2,701,811       5,446,107       (150,766)      273,770
    Net change in unrealized appreciation on
      investments............................    7,120,723     10,668,813       7,137,991       (855,752)     (416,684)
                                               ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)
      on investments.........................    9,472,935     13,370,624      12,584,098     (1,006,518)     (142,914)
                                               ------------   ------------   ------------   ------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS.......  $ 9,544,381    $14,279,859    $ 12,937,519   $    656,773   $   743,386
                                               ------------   ------------   ------------   ------------   ------------
                                               ------------   ------------   ------------   ------------   ------------

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP FOCUS FUNDS--STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       GROWTH FUND               GROWTH AND INCOME FUND
                                                              -----------------------------  ------------------------------
                                                                SIX MONTHS      YEAR ENDED     SIX MONTHS       YEAR ENDED
                                                              ENDED 04/30/97+    10/31/96    ENDED 04/30/97+     10/31/96
                                                              ---------------   -----------  ---------------   ------------
OPERATIONS:
    Net investment income...................................    $    71,446     $  290,019    $    909,235     $ 1,759,734
    Net realized gain on investments........................      2,352,212      6,591,571       2,701,811      11,355,940
    Net change in unrealized appreciation on investments....      7,120,723      4,528,416      10,668,813       7,715,321
                                                              ---------------   -----------  ---------------   ------------
    Increase in net assets from operations..................      9,544,381     11,410,006      14,279,859      20,830,995
                                                              ---------------   -----------  ---------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Investment income:
      Class A...............................................       (280,254)      (199,179 )      (840,761)     (1,560,079 )
      Class B...............................................        (10,276)            --         (33,220)        (26,691 )
    Realized gains on investments:
      Class A...............................................     (6,295,539)    (3,854,607 )   (10,719,151)     (2,114,222 )
      Class B...............................................       (298,769)            --        (645,626)             --
                                                              ---------------   -----------  ---------------   ------------
    Total Dividends and Distributions to Shareholders.......     (6,884,838)    (4,053,786 )   (12,238,758)     (3,700,992 )
                                                              ---------------   -----------  ---------------   ------------

CAPITAL STOCK TRANSACTIONS--(NET) Note D....................      8,034,845      7,970,431      15,984,178      15,243,210
                                                              ---------------   -----------  ---------------   ------------
    Total increase in net assets............................     10,694,388     15,326,651      18,025,279      32,373,213
NET ASSETS:
    Beginning of year.......................................     71,272,801     55,946,150     120,348,116      87,974,903
                                                              ---------------   -----------  ---------------   ------------
    End of period (including undistributed net investment
      income of $30,799 and $249,883 for the Growth Fund at
      4/30/97 and 10/31/96, respectively, and $334,917 and
      $299,663 for the Growth and Income Fund at 4/30/97 and
      10/31/96, respectively)...............................    $81,967,189     $71,272,801   $138,373,395     $120,348,116
                                                              ---------------   -----------  ---------------   ------------
                                                              ---------------   -----------  ---------------   ------------

------------------------
+   Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                SMALL COMPANY VALUE FUND*          FIXED INCOME FUND
                                                              -----------------------------  ------------------------------
                                                                SIX MONTHS      YEAR ENDED     SIX MONTHS       YEAR ENDED
                                                              ENDED 04/30/97+    10/31/96    ENDED 04/30/97+     10/31/96
                                                              ---------------   -----------  ---------------   ------------
OPERATIONS:
    Net investment income...................................    $   353,421     $1,046,264    $  1,663,291     $ 3,296,699
    Net realized gain (loss) on investments.................      5,446,107      9,125,357        (150,766)       (765,991 )
    Net change in unrealized appreciation on
      investments...........................................      7,137,991     18,057,004        (855,752)       (148,726 )
                                                              ---------------   -----------  ---------------   ------------
    Increase in net assets from operations..................     12,937,519     28,228,625         656,773       2,381,982
                                                              ---------------   -----------  ---------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Investment income:
      Class A...............................................     (1,023,018)      (463,915 )    (1,610,888)     (3,263,578 )
      Class B...............................................        (22,096)            --         (52,403)        (33,121 )
    Realized gains on investments:
      Class A...............................................     (8,883,673)    (4,882,667 )            --              --
      Class B...............................................       (251,999)            --              --              --
                                                              ---------------   -----------  ---------------   ------------
    Total Dividends and Distributions to
      Shareholders..........................................    (10,180,786)    (5,346,582 )    (1,663,291)     (3,296,699 )
                                                              ---------------   -----------  ---------------   ------------

CAPITAL STOCK TRANSACTIONS--(NET) Note D....................     (6,349,941)     8,409,509      (1,669,975)      5,047,283
                                                              ---------------   -----------  ---------------   ------------
    Total increase (decrease) in net assets.................     (3,593,208)    31,291,552      (2,676,493)      4,132,566
NET ASSETS:
    Beginning of year.......................................    234,021,181     202,729,629     58,017,352      53,884,786
                                                              ---------------   -----------  ---------------   ------------
    End of period (including undistributed net investment
      income of $295,818 and $987,511 for the Small Company
      Value Fund at 4/30/97 and 10/31/96, respectively).....    $230,427,973    $234,021,181  $ 55,340,859     $58,017,352
                                                              ---------------   -----------  ---------------   ------------
                                                              ---------------   -----------  ---------------   ------------

                                                                                           MUNICIPAL TRUST FUND
                                                                                      -------------------------------
                                                                                         SIX MONTHS       YEAR ENDED
                                                                                       ENDED 04/30/97+     10/31/96
                                                                                      -----------------  ------------
OPERATIONS:
    Net investment income...........................................................     $   886,300      $1,649,320
    Net realized gain on investments................................................         273,770         172,684
    Net change in unrealized appreciation on investments............................        (416,684)       (352,918)
                                                                                      -----------------  ------------
    Increase in net assets from operations..........................................         743,386       1,469,086
                                                                                      -----------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM :
    Investment income:
      Class A.......................................................................        (875,784)     (1,642,490)
      Class B.......................................................................         (10,516)         (6,830)
                                                                                      -----------------  ------------
    Total Dividends and Distributions to Shareholders...............................        (886,300)     (1,649,320)
                                                                                      -----------------  ------------

CAPITAL STOCK TRANSACTIONS--(NET) Note D............................................      (1,581,752)        404,039
                                                                                      -----------------  ------------
    Total increase (decrease) in net assets.........................................      (1,724,666)        223,805
NET ASSETS:
    Beginning of year...............................................................      39,282,583      39,058,778
                                                                                      -----------------  ------------
    End of period...................................................................     $37,557,917      $39,282,583
                                                                                      -----------------  ------------
                                                                                      -----------------  ------------

--------------------------
+   Unaudited.

* Effective February 20, 1997, the Winthrop Small Company Value Fund's name was changed from the Winthrop Aggressive Growth Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP FOCUS FUNDS--NOTES TO FINANCIAL STATEMENTS APRIL 30,1997 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. Winthrop Focus Funds ("Winthrop" or "Funds") operates as a series company currently consisting of five portfolios (the "Portfolios"): Winthrop Growth Fund, Winthrop Growth and Income Fund, Winthrop Small Company Value Fund, Winthrop Fixed Income Fund, and Winthrop Municipal Trust Fund. Winthrop, organized as a Massachusetts business trust on November 26, 1985, constitutes a diversified, open-end investment company which is registered under the Investment Company Act of 1940, as amended ("Act"). Effective February 20, 1997, the Winthrop Small Company Value Fund's name was changed from the Winthrop Aggressive Growth Fund.

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

Effective February 28, 1996, each Fund commenced offering two classes of shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Both classes have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Wood, Struthers & Winthrop Management Corp. (the "Advisor") is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ("DLJ"). DLJ is an independently operated, indirect subsidiary of The Equitable Companies Incorporated. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by Winthrop.

  (1) SECURITY VALUATION: Securities and options traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the mean of the current bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities, except short-term securities, may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size, trading in similar groups of securities and any developments related to the specific securities. Short-term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value.

  (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be credit worthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

--------------------------------------------------------------------------------
  (3) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fixed Income Fund has an unused capital loss carryover of approximately $892,000 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1996. If not applied, $155,000 of the carryover expires in fiscal 2002 and $737,000 expires in fiscal 2004. The Municipal Trust Fund has an unused capital loss carryover of approximately $726,000 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1996. If not applied, $167,000 of the carryover expires in fiscal 2002 and $559,000 expires in fiscal 2003.

  (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

  (5) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date.

  (6) DEFERRED ORGANIZATION COSTS: The Municipal Trust Fund will reimburse the Advisor for costs incurred in connection with the Municipal Trust Fund's organization. The costs are being amortized on a straight-line basis over sixty months commencing July 28, 1993.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: Under its Advisory Agreement with Winthrop, the Advisor will provide investment advisory services and order placement facilities for Winthrop and pay all compensation of Trustees of Winthrop who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish Winthrop, without charge, management supervision and assistance and office facilities. Winthrop will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund, .750 of 1% of the first $100,000,000, .500 of 1% of the balance; Growth and Income Fund, .750 of 1% of the first $75,000,000, .500 of 1% of the balance; Small Company Value Fund, .875 of 1% of the first $100,000,000, .750 of 1% of the next $100,000,000 and .625 of 1% of net assets in excess of $200,000,000; Fixed Income Fund, .625 of 1% of the first $100,000,000, .500 of
1% of the balance; and Municipal Trust Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance. Such fees will be accrued daily and paid monthly.

For the six months ended April 30, 1997, the Advisor reduced its management fees and reimbursed operating expenses by the amount that Total Fund Operating Expenses exceeded 1.00% of the average daily net assets of the Class A shares and 1.70% of the average daily net assets of the Class B shares of the Fixed Income Fund. For the Municipal Trust Fund, during the period November 1, 1996 through June 2, 1997, the Advisor reduced its management fees and reimbursed operating expenses by the amount that Total Fund Operating Expenses exceeded
 .50% of the average daily net assets of the Class A shares and 1.20% of the average daily net assets of the Class B shares. For the period May 1, 1997 through October 31, 1997 for the Fixed Income Fund and for the period June 3, 1997 through October 31, 1997 for the Municipal Trust Fund, the Advisor has agreed, with respect to both Funds, to reduce its management fees and reimburse operating expenses by the amount that Total Fund Operating Expenses exceed 1.00% of the average daily net assets of Class A shares and 1.70% of the average daily net assets of Class B shares. After October 31, 1997, the Advisor may, in its sole discretion, determine to discontinue this practice with respect to both or either of such Funds. As a result of the voluntary assumption of expenses,

--------------------------------------------------------------------------------
the Advisor reimbursed the Fixed Income Fund and Municipal Trust Fund $87,804 and $186,022, respectively, during the period ended April 30, 1997.

Pursuant to Rule 12b-1 under the Act, Winthrop has entered into a Distribution Services Agreement (the "Agreement") with Donaldson, Lufkin & Jenrette Securities Corporation, Winthrop's Distributor, under which Winthrop pays a distribution services fee to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B shares. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including Winthrop) to finance the distribution of Winthrop's shares.

NOTE (C) INVESTMENT TRANSACTIONS: For federal income tax purposes, the cost of securities owned at April 30, 1997, was substantially the same as the cost of securities for financial statement purposes. At April 30, 1997, the components of the net unrealized appreciation (depreciation) on investments were as follows:

                                                   GROWTH AND
                                      GROWTH         INCOME       SMALL COMPANY   FIXED INCOME  MUNICIPAL TRUST
                                       FUND           FUND          VALUE FUND        FUND           FUND
                                    ----------  ----------------  --------------  ------------  ---------------

Gross appreciation (investments
  having an excess of value over
  cost)...........................  $23,312,971   $ 39,265,883     $ 51,864,404    $  433,752     $   378,500
Gross depreciation (investments
  having an excess of cost over
  value)..........................  (1,922,072)     (3,045,954)      (4,020,045)     (163,694)       (243,079)
                                    ----------  ----------------  --------------  ------------  ---------------
Net unrealized appreciation of
  investments.....................  $21,390,899   $ 36,219,929     $ 47,844,359    $  270,058     $   135,421
                                    ----------  ----------------  --------------  ------------  ---------------
                                    ----------  ----------------  --------------  ------------  ---------------

For the period ended April 30, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                GROWTH AND
                                   GROWTH         INCOME         SMALL COMPANY    FIXED INCOME  MUNICIPAL TRUST
                                    FUND           FUND           VALUE FUND          FUND           FUND
                                 ----------  ----------------  -----------------  ------------  ---------------

Purchases......................  $20,173,542   $ 19,051,457       $26,628,359      $31,257,303    $19,687,382
Sales..........................  16,598,969       9,009,417        40,388,520      32,422,871      21,029,156

--------------------------------------------------------------------------------
NOTE (D) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.01 par value authorized).

Transactions in shares of beneficial interest were as follows:

                                                GROWTH FUND                               GROWTH AND INCOME FUND
                                --------------------------------------------  -----------------------------------------------
                                    PERIOD ENDED                                   PERIOD ENDED
                                   APRIL 30, 1997           YEAR ENDED            APRIL 30, 1997            YEAR ENDED
                                     (UNAUDITED)         OCTOBER 31, 1996          (UNAUDITED)           OCTOBER 31, 1996
                                ---------------------  ---------------------  ----------------------  -----------------------
                                 SHARES     AMOUNT      SHARES     AMOUNT      SHARES      AMOUNT      SHARES       AMOUNT
                                --------  -----------  --------  -----------  ---------  -----------  ---------  ------------

CLASS A
Shares sold...................   253,766  $ 3,181,655   659,662  $ 7,791,827    508,720  $ 8,734,019  1,164,764  $ 18,470,066
Shares issued through
  reinvestment of dividends...   473,727    5,681,333   323,919    3,499,542    603,850    9,812,834    197,158     2,969,907
                                --------  -----------  --------  -----------  ---------  -----------  ---------  ------------
                                 727,493    8,862,988   983,581   11,291,369  1,112,570   18,546,853  1,361,922    21,439,973
                                --------  -----------  --------  -----------  ---------  -----------  ---------  ------------
Shares redeemed...............  (287,500)  (3,623,036) (544,548)  (6,369,265)  (482,669)  (8,241,121)  (775,120)  (12,425,324)
                                --------  -----------  --------  -----------  ---------  -----------  ---------  ------------
Net increase..................   439,993  $ 5,239,952   439,033  $ 4,922,104    629,901  $10,305,732    586,802  $  9,014,649
                                --------  -----------  --------  -----------  ---------  -----------  ---------  ------------
                                --------  -----------  --------  -----------  ---------  -----------  ---------  ------------
CLASS B*
Shares sold...................   204,434  $ 2,566,379   257,899  $ 3,126,900    307,620  $ 5,233,194    397,069  $  6,478,685
Shares issued through
  reinvestment of dividends...    25,191      300,539        --           --     40,060      648,745      1,551        25,566
                                --------  -----------  --------  -----------  ---------  -----------  ---------  ------------
                                 229,625    2,866,918   257,899    3,126,900    347,680    5,881,939    398,620     6,504,251
                                --------  -----------  --------  -----------  ---------  -----------  ---------  ------------
Shares redeemed...............    (5,699)     (72,025)   (6,442)     (78,573)   (12,102)    (203,493)   (16,930)     (275,690)
                                --------  -----------  --------  -----------  ---------  -----------  ---------  ------------
Net increase..................   223,926  $ 2,794,893   251,457  $ 3,048,327    335,578  $ 5,678,446    381,690  $  6,228,561
                                --------  -----------  --------  -----------  ---------  -----------  ---------  ------------
                                --------  -----------  --------  -----------  ---------  -----------  ---------  ------------

                                            SMALL COMPANY VALUE FUND+                              FIXED INCOME FUND
                                --------------------------------------------------  -----------------------------------------------
                                      PERIOD ENDED                                      PERIOD ENDED
                                     APRIL 30, 1997              YEAR ENDED            APRIL 30, 1997             YEAR ENDED
                                      (UNAUDITED)             OCTOBER 31, 1996           (UNAUDITED)           OCTOBER 31, 1996
                                ------------------------  ------------------------  ---------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT       SHARES       AMOUNT
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------

CLASS A
Shares sold...................     614,945  $ 11,407,536   2,166,779  $ 37,617,929   482,408  $ 4,833,843   1,462,054  $ 14,868,063
Shares issued through
  reinvestment of dividends...     520,346     9,336,538     299,334     4,999,339   115,415    1,151,491     228,562     2,298,998
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
                                 1,135,291    20,744,074   2,466,113    42,617,268   597,823    5,985,334   1,690,616    17,167,061
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Shares redeemed...............  (1,620,369)  (30,301,843) (2,302,746)  (40,353,318) (863,968)  (8,612,048) (1,365,005)  (13,732,889)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Net increase (decrease).......    (485,078) $ (9,557,769)    163,367  $  2,263,950  (266,145) $(2,626,714)    325,611  $  3,434,172
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
CLASS B*
Shares sold...................     173,089  $  3,208,488     349,790  $  6,251,446   122,087  $ 1,219,453     167,890  $  1,673,750
Shares issued through
  reinvestment of dividends...      14,940       266,712          --            --     4,418       44,031       3,016        29,872
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
                                   188,029     3,475,200     349,790     6,251,446   126,505    1,263,484     170,906     1,703,622
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Shares redeemed...............     (14,286)     (267,372)     (6,017)     (105,887)  (30,849)    (306,745)     (9,117)      (90,511)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Net increase..................     173,743  $  3,207,828     343,773  $  6,145,559    95,656  $   956,739     161,789  $  1,613,111
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------

------------------------

+ Effective February 20, 1997, the Winthrop Small Company Value Fund's name was changed from the Winthrop Aggressive Growth Fund.

*   Winthrop commenced offering Class B shares on February 28, 1996.

--------------------------------------------------------------------------------

                                                                                         MUNICIPAL TRUST FUND
                                                                             --------------------------------------------
                                                                                      PERIOD ENDED
                                                                                     APRIL 30, 1997
                                                                                       (UNAUDITED)       YEAR ENDED
                                                                                                      OCTOBER 31, 1996
                                                                             --------------------------------------------
                                                                                                    ---------------------
                                                                              SHARES     AMOUNT      SHARES     AMOUNT
                                                                             --------  -----------  --------  -----------
CLASS A
Shares sold................................................................   417,706  $ 4,191,563   778,590  $ 7,762,187
Shares issued through reinvestment of dividends............................    68,973      693,224   130,153    1,298,598
                                                                             --------  -----------  --------  -----------
                                                                              486,679    4,884,787   908,743    9,060,785
                                                                             --------  -----------  --------  -----------
Shares redeemed............................................................  (652,655)  (6,547,171) (916,513)  (9,136,736)
                                                                             --------  -----------  --------  -----------
Net decrease...............................................................  (165,976) $(1,662,384)   (7,770) $   (75,951)
                                                                             --------  -----------  --------  -----------
                                                                             --------  -----------  --------  -----------
CLASS B*
Shares sold................................................................    14,189  $   141,508    48,213  $   473,753
Shares issued through reinvestment of dividends............................       763        7,662       629        6,237
                                                                             --------  -----------  --------  -----------
                                                                               14,952      149,170    48,842      479,990
                                                                             --------  -----------  --------  -----------
Shares redeemed............................................................    (6,901)     (68,538)       --           --
                                                                             --------  -----------  --------  -----------
Net increase...............................................................     8,051  $    80,632    48,842  $   479,990
                                                                             --------  -----------  --------  -----------
                                                                             --------  -----------  --------  -----------

------------------------

*    Winthrop commenced offering Class B shares on February 28, 1996.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.

                                                                                                     NET
                                                                                                 REALIZED AND
                                                                        NET ASSET                 UNREALIZED
                                                                         VALUE,        NET         GAINS OR
                                                                        BEGINNING   INVESTMENT   (LOSSES) ON
                                                                        OF PERIOD     INCOME      SECURITIES
                                                                        ---------   ----------   ------------
GROWTH FUND--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                     $12.69      $ 0.014        $1.583
             YEARS ENDED OCTOBER 31,
1996                                                                      11.35        0.053         2.107
1995                                                                      10.82        0.037         1.190
1994                                                                      10.97        0.014         0.435
1993                                                                      11.10        0.061         1.386
1992                                                                      11.45        0.123         0.418
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                      12.63       (0.015)        1.562
             YEAR ENDED OCTOBER 31,
1996                                                                      11.88       (0.013)        0.763
GROWTH AND INCOME FUND--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                     $17.18      $ 0.122        $1.807
             YEARS ENDED OCTOBER 31,
1996                                                                      14.57        0.266         2.935
1995                                                                      13.38        0.254         1.769
1994                                                                      13.42        0.244         0.358
1993                                                                      12.35        0.270         1.720
1992                                                                  *   12.03        0.083         0.572
             YEAR ENDED JUNE 30,
Class A
1992                                                                      11.70        0.320         0.916
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                      17.15        0.061         1.800
             YEAR ENDED OCTOBER 31,
1996                                                                      16.05        0.136         1.109
SMALL COMPANY VALUE FUND(4)--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                     $18.41      $ 0.026        $0.960
             YEARS ENDED OCTOBER 31,
1996                                                                      16.61        0.084         2.162
1995                                                                      15.65        0.035         1.621
1994                                                                      16.11        0.105         0.603
1993                                                                      14.00        0.123         3.195
1992                                                                  **   14.16       0.011         1.482
             YEAR ENDED DECEMBER 31,
Class A
1991                                                                      10.16        0.023         5.090
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                      18.34       (0.022)        0.941
             YEAR ENDED OCTOBER 31,
1996                                                                      17.41       (0.023)        0.953


                                                                        DIVIDENDS    DISTRIBUTIONS       NET
                                                                         FROM NET        FROM        ASSET VALUE,
                                                                        INVESTMENT      CAPITAL          END
                                                                          INCOME         GAINS        OF PERIOD
                                                                        ----------   -------------   ------------
GROWTH FUND--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                     ($0.048)       ($1.175)        $13.06
             YEARS ENDED OCTOBER 31,
1996                                                                      (0.038)        (0.782)         12.69
1995                                                                      (0.012)        (0.685)         11.35
1994                                                                       --            (0.599)         10.82
1993                                                                      (0.077)        (1.500)         10.97
1992                                                                      (0.163)        (0.728)         11.10
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                      (0.031)        (1.175)         12.97
             YEAR ENDED OCTOBER 31,
1996                                                                       --            --              12.63
GROWTH AND INCOME FUND--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                     ($0.117)       ($1.635)        $17.36
             YEARS ENDED OCTOBER 31,
1996                                                                      (0.241)        (0.350)         17.18
1995                                                                      (0.266)        (0.567)         14.57
1994                                                                      (0.223)        (0.419)         13.38
1993                                                                      (0.271)        (0.649)         13.42
1992                                                                      (0.165)        (0.170)         12.35
             YEAR ENDED JUNE 30,
Class A
1992                                                                      (0.234)        (0.672)         12.03
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                      (0.058)        (1.635)         17.32
             YEAR ENDED OCTOBER 31,
1996                                                                      (0.145)        --              17.15
SMALL COMPANY VALUE FUND(4)--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                     ($0.081)       ($0.723)        $18.59
             YEARS ENDED OCTOBER 31,
1996                                                                      (0.037)        (0.409)         18.41
1995                                                                       --            (0.696)         16.61
1994                                                                      (0.026)        (1.142)         15.65
1993                                                                      (0.011)        (1.197)         16.11
1992                                                                      (0.027)        (1.626)         14.00
             YEAR ENDED DECEMBER 31,
Class A
1991                                                                      (0.024)        (1.089)         14.16
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                      (0.052)        (0.723)         18.48
             YEAR ENDED OCTOBER 31,
1996                                                                       --            --              18.34


                                                                                                     RATIO OF
                                                                                                     EXPENSES
                                                                                    NET ASSETS      TO AVERAGE
                                                                         TOTAL     END OF PERIOD        NET
                                                                        RETURN++   (000 OMITTED)     ASSETS(2)
                                                                        --------   -------------   -------------
GROWTH FUND--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                     13.45%      $ 75,802           1.40%(1)
             YEARS ENDED OCTOBER 31,
1996                                                                     20.32         68,096           1.48
1995                                                                     12.21         55,946           1.63
1994                                                                      4.15         52,455           1.65
1993                                                                     14.36         49,446           1.36
1992                                                                      4.66         48,678           1.26
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                     13.10          6,165           2.10(1)
             YEAR ENDED OCTOBER 31,
1996                                                                      6.40          3,177           2.17(1)
GROWTH AND INCOME FUND--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                     12.01%      $125,947           1.22%(1)
             YEARS ENDED OCTOBER 31,
1996                                                                     22.60        113,803           1.36
1995                                                                     16.10         87,975           1.58
1994                                                                      4.58         67,020           1.64
1993                                                                     16.93         52,166           1.33
1992                                                                     16.39(1)      46,457           1.32(1)
             YEAR ENDED JUNE 30,
Class A
1992                                                                     10.45         45,342           1.35
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                     11.59         12,426           1.92(1)
             YEAR ENDED OCTOBER 31,
1996                                                                      7.67          6,545           1.99(1)
SMALL COMPANY VALUE FUND(4)--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                      5.52%      $220,864           1.39%(1)
             YEARS ENDED OCTOBER 31,
1996                                                                     13.80        227,716           1.47
1995                                                                     11.10        202,730           1.64
1994                                                                      4.67        144,624           1.70
1993                                                                     25.34         77,903           1.44
1992                                                                     13.95(1)      39,683           1.74(1)
             YEAR ENDED DECEMBER 31,
Class A
1991                                                                     50.55         33,340           1.89
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                      5.15          9,564           2.09(1)
             YEAR ENDED OCTOBER 31,
1996                                                                      5.28          6,305           2.15(1)


                                                                           RATIO OF
                                                                        NET INVESTMENT
                                                                        INCOME (LOSS)    PORTFOLIO   AVERAGE
                                                                          TO AVERAGE     TURNOVER   COMMISSION
                                                                        NET ASSETS(2)      RATE     RATE PAID
                                                                        --------------   --------   ----------
GROWTH FUND--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                         0.77%(1)      46.5%       $0.07
             YEARS ENDED OCTOBER 31,
1996                                                                         0.47          60.6        0.06
1995                                                                         0.35         101.7       N/A
1994                                                                         0.06          28.2       N/A
1993                                                                         0.56          61.7       N/A
1992                                                                         1.11          65.7       N/A
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                         0.45(1)       46.5        0.07
             YEAR ENDED OCTOBER 31,
1996                                                                        (0.34) (1)     60.6        0.06
GROWTH AND INCOME FUND--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                         1.39%(1)      16.9%       $0.07
             YEARS ENDED OCTOBER 31,
1996                                                                         1.68          44.0        0.06
1995                                                                         1.94          31.8       N/A
1994                                                                         1.88          25.9       N/A
1993                                                                         2.12          36.4       N/A
1992                                                                         1.99(1)       14.4       N/A
             YEAR ENDED JUNE 30,
Class A
1992                                                                         2.62          29.0       N/A
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                         0.71(1)       16.9        0.07
             YEAR ENDED OCTOBER 31,
1996                                                                         1.06(1)       44.0        0.06
SMALL COMPANY VALUE FUND(4)--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                         0.89%(1)      21.0%       $0.06
             YEARS ENDED OCTOBER 31,
1996                                                                         0.48          35.1        0.06
1995                                                                         0.23          25.1       N/A
1994                                                                        (0.04)         31.6       N/A
1993                                                                         0.32         134.3       N/A
1992                                                                         0.10(1)      164.1       N/A
             YEAR ENDED DECEMBER 31,
Class A
1991                                                                         0.18          91.3       N/A
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                         0.54(1)       21.0        0.06
             YEAR ENDED OCTOBER 31,
1996                                                                        (0.34) (1)     35.1        0.06

------------------------
  * FOR THE PERIOD 7/1/92 TO 10/31/92.
 ** FOR THE PERIOD 1/1/92 TO 10/31/92.
 ++ TOTAL RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET
    ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. INITIAL SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE IS NOT REFLECTED IN THE CALCULATION OF TOTAL RETURN. TOTAL RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
 (1) ANNUALIZED
 (2) NET OF VOLUNTARY ASSUMPTION BY ADVISOR OF EXPENSES, EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS, AS FOLLOWS: GROWTH AND INCOME FUND, .01% FOR THE YEAR ENDED 6/30/92 AND SMALL COMPANY VALUE FUND, .01% FOR THE YEAR ENDED 12/31/91.
 (3) WINTHROP COMMENCED OFFERING CLASS B SHARES ON FEBRUARY 28, 1996.
 (4) EFFECTIVE FEBRUARY 20, 1997, THE WINTHROP SMALL COMPANY VALUE FUND'S NAME WAS CHANGED FROM THE WINTHROP AGGRESSIVE GROWTH FUND.

--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.

                                                                                                      NET
                                                                                                  REALIZED AND
                                                                        NET ASSET                  UNREALIZED
                                                                          VALUE,        NET         GAINS OR
                                                                        BEGINNING    INVESTMENT   (LOSSES) ON
                                                                        OF PERIOD      INCOME      SECURITIES
                                                                        ----------   ----------   ------------

FIXED INCOME FUND--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                      $10.07      $ 0.291        ($0.171)
             YEARS ENDED OCTOBER 31,
1996                                                                       10.22        0.577        (0.150)
1995                                                                        9.66        0.588         0.560
1994                                                                       10.93        0.567        (1.027)
1993                                                                       10.40        0.622         0.567
1992                                                                       10.08        0.695         0.320
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                       10.07        0.256        (0.167)
             YEAR ENDED OCTOBER 31,
1996                                                                       10.22        0.339        (0.150)

MUNICIPAL TRUST FUND--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                      $10.01      $ 0.232        ($0.038)
             YEARS ENDED OCTOBER 31,
1996                                                                       10.06        0.425        (0.050)
1995                                                                        9.51        0.389         0.550
1994                                                                       10.10        0.365        (0.590)
1993+                                                                      10.00        0.085         0.100
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                       10.01        0.197        (0.039)
             YEAR ENDED OCTOBER 31,
1996                                                                       10.12        0.248        (0.110)


                                                                        DIVIDENDS    DISTRIBUTIONS       NET
                                                                         FROM NET        FROM        ASSET VALUE,
                                                                        INVESTMENT      CAPITAL          END
                                                                          INCOME         GAINS        OF PERIOD
                                                                        ----------   -------------   ------------
FIXED INCOME FUND--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                     ($0.291)       $--             $ 9.90
             YEARS ENDED OCTOBER 31,
1996                                                                      (0.577)        --              10.07
1995                                                                      (0.588)        --              10.22
1994                                                                      (0.567)        (0.243)          9.66
1993                                                                      (0.622)        (0.037)         10.93
1992                                                                      (0.695)        --              10.40
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                      (0.256)        --               9.90
             YEAR ENDED OCTOBER 31,
1996                                                                      (0.339)        --              10.07
MUNICIPAL TRUST FUND--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                     ($0.232)       $--             $ 9.97
             YEARS ENDED OCTOBER 31,
1996                                                                      (0.425)        --              10.01
1995                                                                      (0.389)        --              10.06
1994                                                                      (0.365)        --               9.51
1993+                                                                     (0.085)        --              10.10
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                      (0.197)        --               9.97
             YEAR ENDED OCTOBER 31,
1996                                                                      (0.248)        --              10.01


                                                                                                     RATIO OF
                                                                                                     EXPENSES
                                                                                    NET ASSETS      TO AVERAGE
                                                                         TOTAL     END OF PERIOD        NET
                                                                        RETURN++   (000 OMITTED)     ASSETS(2)
                                                                        --------   -------------   -------------
FIXED INCOME FUND--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                      1.21%      $ 52,793           1.00%(1)
             YEARS ENDED OCTOBER 31,
1996                                                                      4.34         56,388           1.00
1995                                                                     12.23         53,885           1.00
1994                                                                     (4.37)        39,150           0.93
1993                                                                     11.79         40,881           0.83
1992                                                                     10.37         32,358           0.51
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                      0.86          2,548           1.70(1)
             YEAR ENDED OCTOBER 31,
1996                                                                      2.23          1,629           1.70(1)
MUNICIPAL TRUST FUND--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                      1.92%      $ 36,991           0.50%(1)
             YEARS ENDED OCTOBER 31,
1996                                                                      3.83         38,794           0.80
1995                                                                     10.06         39,059           1.00
1994                                                                     (2.27)        34,470           0.83
1993+                                                                     7.15(1)      33,794           0.75(1)
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                      1.57            567           1.20(1)
             YEAR ENDED OCTOBER 31,
1996                                                                      1.42            489           1.23(1)


                                                                           RATIO OF
                                                                        NET INVESTMENT
                                                                        INCOME (LOSS)    PORTFOLIO   AVERAGE
                                                                          TO AVERAGE     TURNOVER   COMMISSION
                                                                        NET ASSETS(2)      RATE     RATE PAID
                                                                        --------------   --------   ----------
FIXED INCOME FUND--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                         5.87%(1)     104.0%      N/A
             YEARS ENDED OCTOBER 31,
1996                                                                         5.72          90.2       N/A
1995                                                                         5.90          66.1       N/A
1994                                                                         5.58          55.9       N/A
1993                                                                         5.79          95.6       N/A
1992                                                                         6.71          62.8       N/A
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                         5.12(1)      104.0       N/A
             YEAR ENDED OCTOBER 31,
1996                                                                         5.03(1)       90.2       N/A
MUNICIPAL TRUST FUND--SIX MONTHS ENDED APRIL 30, (UNAUDITED)
Class A
1997                                                                         4.65%(1)      95.9%      N/A
             YEARS ENDED OCTOBER 31,
1996                                                                         4.26          79.3       N/A
1995                                                                         3.97          49.3       N/A
1994                                                                         3.71          42.5       N/A
1993+                                                                        3.28(1)       --         N/A
Class B (3)
             SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1997                                                                         3.95(1)       95.9       N/A
             YEAR ENDED OCTOBER 31,
1996                                                                         3.81(1)       79.3       N/A

------------------------
  + COMMENCEMENT OF OPERATIONS FOR THE MUNICIPAL TRUST FUND WAS JULY 28, 1993. ++ TOTAL RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET
    ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. INITIAL SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE IS NOT REFLECTED IN THE CALCULATION OF TOTAL RETURN. TOTAL RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
 (1) ANNUALIZED
 (2) NET OF VOLUNTARY ASSUMPTION BY ADVISOR OF EXPENSES, EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS, AS FOLLOWS: FIXED INCOME FUND CLASS A SHARES, .31% (ANNUALIZED) FOR THE SIX MONTHS ENDED 4/30/97, .34%, .51%, .67%, .58%, AND .98% FOR THE YEARS ENDED 10/31/96, 95, 94, 93, AND 92,
    RESPECTIVELY; FIXED INCOME CLASS B SHARES, .30% (ANNUALIZED) FOR THE SIX MONTHS ENDED 4/30/97, .34% (ANNUALIZED) FOR THE PERIOD 2/28/96 THROUGH 10/31/96; MUNICIPAL TRUST FUND CLASS A SHARES, .97% (ANNUALIZED) FOR THE SIX MONTHS ENDED 4/30/97, .64%, .58%, .77% AND 1.15% (ANNUALIZED) FOR THE YEARS ENDED 10/31/96, 95, 94 AND 93, RESPECTIVELY, AND MUNICIPAL TRUST FUND CLASS B SHARES, .98% (ANNUALIZED) FOR THE SIX MONTHS ENDED 4/30/97, .64% (ANNUALIZED) FOR THE PERIOD 2/28/96 THROUGH 10/31/96.
 (3) WINTHROP COMMENCED OFFERING CLASS B SHARES ON FEBRUARY 28, 1996.

                              WINTHROP FOCUS FUNDS

                                 (800) 225-8011

                                    TRUSTEES

     G. Moffett Cochran            Stig Host             William H. Mathers
                                James L. McCabe          William C. Simpson
       Robert L. Bast
                                Carl B. Menges             Peter F. Krogh
       James A. Engle
                                John J. Sheehan            Stephen K. West
       John J. Halsey
                               Dennis G. Little

                                    OFFICERS

                   G. Moffett Cochran, CHAIRMAN AND PRESIDENT
                       Sam M. D'Agostino, VICE PRESIDENT
                         James A. Engle, VICE PRESIDENT
             Martin Jaffe, VICE PRESIDENT, TREASURER, AND SECRETARY
                        Cathy A. Jameson, VICE PRESIDENT
                      Marybeth B. Leithead, VICE PRESIDENT
                       Hugh M. Neuburger, VICE PRESIDENT
                         Roger W. Vogel, VICE PRESIDENT
                     Brian A. Kammerer, ASSISTANT TREASURER

                               INVESTMENT ADVISOR

                   Wood Struthers & Winthrop Management Corp.
      AN INVESTMENT MANAGEMENT SUBSIDIARY OF DONALDSON, LUFKIN & JENRETTE
                      277 PARK AVENUE, NEW YORK, NY 10172

                                   CUSTODIAN

                                 Citibank, N.A.
                      111 WALL STREET, NEW YORK, NY 10043

                                 TRANSFER AGENT

                               FPS Services, Inc.
                      P.O. BOX 61503 (3200 HORIZON DRIVE)
                         KING OF PRUSSIA, PA 19406-0903

                                  DISTRIBUTOR

              Donaldson, Lufkin & Jenrette Securities Corporation
                      277 PARK AVENUE, NEW YORK, NY 10172

                              INDEPENDENT AUDITORS

                               Ernst & Young LLP
                     787 SEVENTH AVENUE, NEW YORK, NY 10019

                                 LEGAL COUNSEL

                              Sullivan & Cromwell
                      125 BROAD STREET, NEW YORK, NY 10004

  THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE STOCKHOLDERS OF THE FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN
      THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS,
                WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

      W O O D, S T R U T H E R S & W I N T H R O P

                                ESTABLISHED 1871

                                     [LOGO]

                                  WFF-2   6/97

                          [PANEL]

[LOGO]                              WINTHROP                              [LOGO]
                                  MUTUAL FUNDS




                           WINTHROP FIXED INCOME FUND

                              WINTHROP GROWTH FUND

                         WINTHROP GROWTH AND INCOME FUND

                          WINTHROP MUNICIPAL TRUST FUND

                        WINTHROP SMALL COMPANY VALUE FUND


                                 APRIL 30, 1997




                               SEMI-ANNUAL REPORT